File Nos. 33-74174
                                                                      811-8306
=============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No. 7                                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 8                                                        [X]

                      (Check appropriate box or boxes.)

     FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------------
     (Exact Name of Registrant)

     FIRST METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------
     (Name of Depositor)

     120 Broadway, New York, New York                              10271
     ----------------------------------------------------          ---------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 469-4545

     Name and Address of Agent for Service
          James A. Shepherdson III
          First MetLife Investors Insurance Company
          120 Broadway
          New York, NY 10271
          (800) 469-4545

     Copies to:
        Judith A. Hasenauer            and   Bernard J. Spaulding
        Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
        P.O. Box 5108                        General Counsel and Secretary
        Westport, CT  06881                  First MetLife Investors Insurance
        (203) 226-7866                       Company
                                             120 Broadway
                                             New York, NY 10271



It is proposed that this filing will become effective:

     _____  immediately  upon filing pursuant to paragraph (b) of Rule 485

     __X__ on May 1, 2001 pursuant to paragraph (b) of Rule 485

     _____ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485

     _____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts



                                EXPLANATORY NOTE
================================================================================
Different versions of the prospectus contained in this Registration Statement will be created. The versions are substantially similar except for the funding options. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
================================================================================








          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           ----------------------------
          PART A
Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Summary

Item 4.   Condensed Financial Information  . . .   Appendix A - Condensed Financial
                                                   Information
Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - First MetLife Investors; The
                                                   Separate Account; Investment Options;
                                                   Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Annuity Payments
                                                   (The Income Phase)

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B
Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents
Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A


                                   The Fixed
                              And Variable Annuity

                                   issued by

   FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (formerly, First Cova
                         Variable Annuity Account One)

                                      and

                            FIRST METLIFE INVESTORS
                               INSURANCE COMPANY
                 (formerly, First Cova Life Insurance Company)


This prospectus describes the Fixed and Variable Annuity Contract offered by First MetLife Investors Insurance Company (First MetLife Investors, we or us).

The annuity contract has ____investment choices -- a fixed account which offers an interest rate which is guaranteed by First MetLife Investors, and
___investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.


AIM Variable Insurance Funds:

         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc. (Class A):

         Premier Growth Portfolio
         AllianceBernstein Real Estate Investment Portfolio (formerly, Real
           Estate Investment Portfolio)

Alliance Variable Products Series Fund, Inc. (Class B):

         Premier Growth Portfolio
         AllianceBernstein Real Estate Investment Portfolio
         AllianceBernstein Value Portfolio
         AllianceBernstein Small Cap Value Portfolio

American Century Variable Portfolios, Inc.:

         VP Income & Growth Fund
         VP International Fund
         VP Value Fund

Dreyfus Stock Index Fund (Service Shares)

Dreyfus Variable Investment Fund (Service Shares):
         Appreciation Portfolio
         Disciplined Stock Portfolio

Fidelity Variable Insurance Products Fund (Service Class 2)
         High Income Portfolio
         Growth Portfolio
         Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares:

         Templeton International Securities Fund
         Templeton Developing Markets Securities Fund


Franklin Templeton Variable Insurance Products Trust, Class 2 Shares:

         Franklin Small Cap Fund
         Franklin Large Cap Growth Securities Fund
         Templeton Developing Markets Securities Fund
         Templeton Global Income Securities Fund
         Templeton International Securities Fund
         Templeton Growth Securities Fund
         Mutual Shares Securities Fund

General American Capital Company:

         Money Market Fund

Goldman Sachs Variable Insurance Trust ("VIT"):

         Goldman Sachs VIT Growth and Income Fund
         Goldman Sachs VIT Internet Tollkeeper Fund (SM)
         Goldman Sachs VIT Global Income Fund
         Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

INVESCO Variable Investment Funds, Inc.:

          INVESCO VIF - Dynamics Fund
          INVESCO VIF - High Yield Fund

Liberty Variable Investment Trust:

         Newport Tiger Fund, Variable Series (Class A)

Met Investors Series Trust * (Class A):

         J.P. Morgan Enhanced Index Portfolio
         J.P. Morgan International Equity Portfolio
         J.P. Morgan Quality Bond Portfolio
         J.P. Morgan Select Equity Portfolio
         J.P. Morgan Small Cap Stock Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio
         Lord Abbett Growth Opportunities Portfolio
         Lord Abbett Mid-Cap Value Portfolio

* Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

Met Investors Series Trust (Class B):

         Janus Aggressive Growth Portfolio
         J.P. Morgan Enhanced Index Portfolio
         J.P. Morgan International Equity Portfolio
         J.P. Morgan Quality Bond Portfolio
         J.P. Morgan Select Equity Portfolio
         J.P. Morgan Small Cap Stock Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Developing Growth Portfolio
         Lord Abbett Growth and Income Portfolio
         Lord Abbett Growth Opportunities Portfolio
         Lord Abbett Mid-Cap Value Portfolio
         MFS Research International Portfolio
         MFS Mid Cap Growth Portfolio
         Oppenheimer Capital Appreciation Portfolio
         PIMCO Innovation Portfolio
         PIMCO Total Return Portfolio
         PIMCO Money Market Portfolio
         Met/Putnam Research Portfolio

MFS Variable Insurance Trust (Initial Class):

         MFS Emerging Growth Series
         MFS Investors Trust Series (prior to May 1, 2001, MFS
            Growth With Income Series)
         MFS High Income Series
         MFS Research Series

MFS Variable Insurance Trust (Service Class):

         MFS Emerging Growth Series
         MFS Global Governments Series
         MFS Investors Trust Series
            (prior to May 1, 2001, MFS Growth
             With Income Series)
         MFS High Income Series
         MFS Research Series
         MFS New Discovery Series

New England Zenith Fund

         Davis Venture Value Series (Class E)
         Harris Oakmark Mid-Cap Value Series (Class B)

Oppenheimer Variable Account Funds:

         Oppenheimer Bond Fund/VA

PIMCO Variable Insurance Trust (Administrative Class):

         PIMCO High Yield Bond Portfolio
         PIMCO Low Duration Bond Portfolio
         PIMCO StocksPLUS Growth and Income Portfolio
         PIMCO Total Return Bond Portfolio

Putnam Variable Trust:

         Putnam VT Growth and Income Fund - Class IA Shares
         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares

Putnam Variable Trust:

         Putnam VT Growth and Income Fund - Class IB Shares
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT International New Opportunities Fund - Class IB Shares Putnam VT New Value Fund - Class IB Shares
         Putnam VT Vista Fund - Class IB Shares

Russell Insurance Funds:
         Aggressive Equity Fund
         Core Bond Fund
         Multi-Style Equity Fund
         Non-U.S. Fund
         Real Estate Securities Fund

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment
    Fund):

         International Portfolio

Scudder Variable Series II (formerly, Kemper Variable Series):

         Scudder Government Securities Portfolio
         Scudder Small Cap Growth Portfolio
         Scudder Small Cap Value Portfolio


     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Fixed and Variable Annuity Contract.

     To learn more about the First MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information
     (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page ___ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

o    are not bank deposits

o    are not federally insured

o    are not endorsed by any bank or government agency

o    are not guaranteed and may be subject to loss of principal

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2001


TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     2

  SUMMARY                                                    3

  FEE TABLE                                                  5

  EXAMPLES                                                   6

  1. THE ANNUITY CONTRACT                                    8

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                     8
     Annuity Date                                            8
     Annuity Payments                                        8
     Annuity Options                                         8

  3. PURCHASE                                                9
     Purchase Payments                                       9
     Allocation of Purchase Payments                         9
     Free Look                                               9
     Accumulation Units                                      9

  4. INVESTMENT OPTIONS
     Transfers                                              10
     Dollar Cost Averaging Program                          11
     Automatic Rebalancing Program                          11
     Voting Rights                                          11
     Substitution                                           11

  5. EXPENSES                                               11
     Insurance Charges                                      11
     Contract Maintenance Charge                            12
     Withdrawal Charge                                      12
     Transfer Fee                                           12
     Income Taxes                                           12
     Investment Portfolio Expenses                          12

  6. TAXES                                                  13
     Annuity Contracts in General                           13
     Qualified and Non-Qualified Contracts                  13
     Withdrawals - Non-Qualified Contracts                  13
     Withdrawals - Qualified Contracts                      13
     Diversification                                        14

  7. ACCESS TO YOUR MONEY                                   14
     Systematic Withdrawal Program                          14
     Suspension of Payments or Transfers                    14

  8. PERFORMANCE                                            15

  9. DEATH BENEFIT                                          15
     Upon Your Death                                        15
     Death of Annuitant                                     17

10. OTHER INFORMATION
     First MetLife Investors
     The Separate Account                                   17
     Distributor                                            17
     Ownership                                              17
     Beneficiary                                            17
     Assignment                                             18
     Financial Statements                                   18

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      18

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Participating Investment Portfolios                        B-1

APPENDIX C
Performance Information                                    C-1

INDEX OF SPECIAL TERMS

     Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                          Page

Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral


SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by First MetLife Investors is a contract between you, the owner, and First MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers ___ investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, First MetLife Investors. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First MetLife Investors.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.


3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS:

You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.


5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year First MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, First MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

o First MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

o If you take your money out, First MetLife Investors may assess a withdrawal charge of up to 7% of the purchase payment withdrawn. After First MetLife Investors has had a purchase payment for seven years, there is no charge by First MetLife Investors for a withdrawal of that purchase payment.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which range from ____% to ____% of the average daily value of the investment portfolio depending upon the investment portfolio.


6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, First MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it we will send you whatever your contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the contract as an Individual Retirement Annuity (IRA), you will receive back your purchase payment.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o First MetLife Investors will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

These features may not be suitable for your particular situation.

10. INQUIRIES:

If you need more information about buying a contract, please contact us at:

                     MetLife Investors Distribution Company
                     P.O. Box 10366
                     Des Moines, IA 50306-0366
                     800-343-8496

If you have any other questions, please contact us at our Home Office:

                     120 Broadway, 10th Floor
                     New York, NY 10271
                     (800) 469-4545
                     (212) 766-0012


FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the Portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.


Owner Transaction Expenses
Withdrawal Charge (as a percentage of               Years Since
purchase payments) (see Note 1 on page ____)         Payment       Charge
                                                      -------       ------
                                                         1            7%
                                                         2            6%
                                                         3            5%
                                                         4            4%
                                                         5            3%
                                                         6            2%
                                                         7            1%
                                                        8+            0%

The revised Withdrawal Charge schedule shown here is effective as of May 1, 2000 for all contracts, including existing contracts.

Transfer Fee (see Note 2 on page ___)

No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 on page ___)
     $30 per contract per year

Separate Account Annual Expenses
(as a percentage of average account value)

     Mortality and Expense Risk Premium     1.25%
     Administrative Expense Charge           .15%

     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                        1.40%


Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)




                                                            Management                     Other           Total Annual
                                                             Fees                         Expenses         Portfolio Expenses
                                                            (after                        (after           (after
                                                             fee                          expense          expense
                                                             waivers                      reimburse-       reimburse-
                                                             for                          ment for         ment and/or fee
                                                            certain        12b-1 Fees/    certain          waivers for
                                                            Portfolios)    Service Fees   Portfolios)      certain Portfolios)
----------------------------------------------------      ---------------- -------------- ---------------  ---------------

AIM Variable Insurance Funds:

         AIM V.I. Capital Appreciation Fund                   .61%           N/A             .21%             .82%
         AIM V.I. International Equity Fund                   .73%           N/A             .29%            1.02%
         AIM V.I. Value Fund                                  .61%           N/A             .23%             .84%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class A):

         Premier Growth Portfolio                            1.00%           N/A             .05%            1.05%
         AllianceBernstein Real Estate Investment
                      Portfolio (1)                           .18%           N/A             .77%             .95%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B):

         Premier Growth Portfolio                            1.00%          .25%              .05%            1.30%
         AllianceBernstein Real Estate Investment
                     Portfolio (2)                            .18%          .25%              .77%            1.20%
         AllianceBernstein Value Portfolio (3)                .11%          .25%              .84%            1.20%
         AllianceBernstein Small Cap Value Portfolio (3)      .04%          .25%              .91%            1.20%
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
         VP Income & Growth Fund                              .70%           N/A                0%             .70%
         VP International Fund                               1.23%           N/A                0%            1.23%
         VP Value Fund                                       1.00%           N/A                0%            1.00%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (Service Shares) (4)                 .25%          .25%(5)           .01%(6)          .51%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares):
         Appreciation Portfolio (4)                           .75%          .25%(5)           .03%(6)         1.03%
         Disciplined Stock Portfolio (4) (7)                  .75%          .25%(5)             0%(6)         1.00%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2)
         High Income Portfolio                                .58%          .25%              .18%            1.01%
         Growth Portfolio (8)                                 .57%          .25%              .09%             .91%
         Equity-Income Portfolio (8)                          .48%          .25%              .10%             .83%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 1 Shares:
         Templeton International Securities Fund              .67%          N/A               .20%             .87%
         Templeton Developing Markets Securities Fund        1.25%          N/A               .31%            1.56%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 2 Shares (9)
         Franklin Small Cap Fund (10)                         .49%         .25%               .28%            1.02%
         Franklin Large Cap Growth Securities Fund (11)       .75%         .25%               .03%            1.03%
         Templeton Developing  Markets Securities Fund       1.25%         .25%               .31%            1.81%
         Templeton Global Income Securities  Fund (11)        .63%         .25%               .09%             .97%
         Templeton International Securities Fund              .67%         .25%               .20%            1.12%
         Templeton Growth Securities Fund (11)                .81%         .25%               .06%            1.12%
         Mutual Shares Securities Fund                        .60%         .25%               .20%            1.05%
---------------------------------------------------------------------------------------------------------------------------------
General American Capital Company:
         Money Market Fund                                   .125%        N/A               .08%               .205%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust ("VIT") (12):
         Goldman Sachs VIT Growth and Income Fund            .75%         N/A               .25%             1.00%
         Goldman Sachs VIT Internet Tollkeeper Fund (SM)    1.00%         N/A               .25%             1.25%
         Goldman Sachs VIT Global Income Fund                .90%         N/A               .25%             1.15%
         Goldman Sachs VIT International Equity Fund        1.00%         N/A               .35%             1.35%
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc. (13):
          INVESCO VIF - Dynamics Fund                        .75%         N/A               .34%             1.09%
          INVESCO VIF - High Yield Fund                      .60%         N/A               .45%             1.05%
---------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust:
         Newport Tiger Fund, Variable Series (Class A)       .90%         N/A               .25%             1.15%
---------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust  (Class A) (14):
         J.P. Morgan Enhanced Index Portfolio                .56%         N/A               .09%              .65%
         J.P. Morgan International Equity Portfolio          .69%         N/A               .36%             1.05%
         J.P. Morgan Quality Bond Portfolio                  .43%         N/A               .17%              .60%
         J.P. Morgan Select Equity Portfolio                 .61%         N/A               .07%              .68%
         J.P. Morgan Small Cap Stock Portfolio               .85%         N/A               .17%             1.02%
         Lord Abbett Bond Debenture Portfolio                .60%         N/A               .10%              .70%
         Lord Abbett Developing Growth Portfolio             .61%         N/A               .34%              .95%
         Lord Abbett Growth and Income Portfolio             .59%         N/A               .05%              .64%
         Lord Abbett Growth Opportunities Portfolio            0%         N/A               .85%              .85%
         Lord Abbett Mid-Cap Value Portfolio                 .64%         N/A               .26%              .90%
---------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B) (15):
         Janus Aggressive Growth Portfolio                   .62%         .25%              .23%             1.10%
         J.P. Morgan Enhanced Index Portfolio                .56%         .25%              .09%              .90%
         J.P. Morgan International Equity Portfolio          .69%         .25%              .36%             1.30%
         J.P. Morgan Quality Bond Portfolio                  .43%         .25%              .17%              .85%
         J.P. Morgan Select Equity Portfolio                 .61%         .25%              .07%              .93%
         J.P. Morgan Small Cap Stock Portfolio               .85%         .25%              .17%             1.27%
         Lord Abbett Bond Debenture Portfolio                .60%         .25%              .10%              .95%
         Lord Abbett Developing Growth Portfolio             .61%         .25%              .34%             1.20%
         Lord Abbett Growth and Income Portfolio             .59%         .25%              .05%              .89%
         Lord Abbett Growth Opportunities Portfolio          .0%          .25%              .85%             1.10%
         Lord Abbett Mid-Cap Value Portfolio                 .64%         .25%              .26%             1.15%
         MFS Research International Portfolio                .71%         .25%              .29%             1.25%
         MFS Mid Cap Growth Portfolio                        .62%         .25%              .18%             1.05%
         Oppenheimer Capital Appreciation Portfolio          .40%         .25%              .35%             1.00%
         PIMCO Innovation Portfolio                          .69%         .25%              .41%             1.35%
         PIMCO Total Return Portfolio                        .41%         .25%              .24%              .90%
         PIMCO Money Market Portfolio                        .0%          .25%              .50%              .75%
         Met/Putnam Research Portfolio                       .62%         .25%              .23%             1.10%
---------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class) (16):
         MFS Emerging Growth Series                          .75%         --               .10%               .85%
         MFS Investors Trust Series                          .75%         --               .12%               .87%
         MFS High Income Series (17)                         .75%         --               .16%               .91%
         MFS Research Series                                 .75%         -                .10%               .85%

---------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class) (16)(18):
         MFS Emerging Growth Series                          .75%        .20%              .10%              1.05%
         MFS Global Governments Series (19)                  .75%        .20%              .16%              1.11%
         MFS Investors Trust Series                          .75%        .20%              .12%              1.07%
         MFS High Income Series (19)                         .75%        .20%              .16%              1.11%
         MFS Research Series                                 .75%        .20%              .10%              1.05%
         MFS New Discovery Series (19)                       .90%        .20%              .16%              1.26%
---------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund
         Davis Venture Value Series (Class E)                .75%        .15%              .04%               .94%
         Harris Oakmark Mid-Cap Value Series (Class B)       .75%        .25%              .15%(20)          1.15%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds:
         Oppenheimer Bond Fund/VA                            .72%        N/A               .04%               .76%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (Administrative Class) (21):
          PIMCO High Yield Bond Portfolio                    .25%        .15%              .35%               .75%
          PIMCO Low Duration Bond Portfolio                  .25%        .15%              .25%               .65%
          PIMCO StocksPLUS Growth and Income Portfolio       .40%        .15%              .10%               .65%
          PIMCO Total Return Bond Portfolio                  .25%        .15%              .25%               .65%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust:
         Putnam VT Growth and Income Fund -
             Class IA Shares                                 .46%         N/A              .04%               .50%
         Putnam VT International Growth Fund -
             Class IA Shares                                 .76%         N/A              .18%               .94%
         Putnam VT Vista Fund -
             Class IA Shares                                 .60%         N/A              .07%               .67%
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust:
          Putnam VT Growth and Income Fund -
             Class IB Shares                                 .46%         .25%(22)         .04%                 .75%
          Putnam VT International Growth  Fund  -
             Class IB Shares                                 .76%         .25%(22)         .18%                1.19%
          Putnam  VT International New Opportunities Fund -
             Class IB Shares                                1.00%         .25%(22)         .21%                1.46%
          Putnam VT New Value Fund -
             Class IB Shares                                 .70%         .25%(22)         .09%                1.04%
          Putnam VT Vista Fund -
             Class IB Shares                                 .60%         .25%(22)         .07%                 .92%
---------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds (23):
         Aggressive Equity Fund                              .92%          N/A             .33%                1.25%
         Core Bond Fund                                      .56%          N/A             .24%                 .80%
         Multi-Style Equity Fund                             .77%          N/A             .15%                 .92%
         Non-U.S. Fund                                       .88%          N/A             .42%                1.30%
         Real Estate Securities Fund                         .85%          N/A             .23%                1.08%
---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B):
         International Portfolio                             .82%          .25%            .14%                1.21%
---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II:
         Scudder Government Securities Portfolio             .55%          N/A             .05%                 .60%
         Scudder Small Cap Growth Portfolio                  .65%          N/A             .07%                 .72%
         Scudder Small Cap Value Portfolio (24)              .75%          N/A             .06%                 .81%
---------------------------------------------------------------------------------------------------------------------------------


(1) The expenses shown with respect to the AllianceBernstein Real Estate Investment Portfolio (Class A) are estimated net of contractual fee waivers. Expenses have been capped at .95% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees and .77% for other expenses. The estimated Total Annual Portfolio Expenses, before reimbursement, are 1.67%.

(2) The expenses shown with respect to the AllianceBernstein Real Estate Investment Portfolio (Class B) are estimated net of contractual fee waivers. Expenses have been capped at 1.20% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees, .25% for 12b-1 fees and .77% for other expenses. The estimated Total Annual Portfolio Expenses, before reimbursement, are 1.92%.

(3) The expenses shown with respect to the AllianceBernstein Value Portfolio and the AllianceBernstein Small Cap Value Portfolio are estimated net of contractual fee waivers. Expenses have been capped at 1.20% annually for each of these Portfolios. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Value Portfolio, before reimbursement, are .75% management fees, .25% for 12b-1 fees and .84% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Value Portfolio, before reimbursement, are 1.84%. The estimated expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 1.00% management fees, .25% for 12b-1 fees and .91% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 2.16%.

(4) The figures set forth in the above Expense Table are for the fiscal year ended December 31, 2000, except that they have been restated to reflect the rule 12b-1 fee for the Service Shares. Actual Expenses in future years may be higher or lower than the figures given above.

(5) The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by the insurance company selling contracts investing in those portfolios. The amount of the 12b-1 Fee is 0.25%.

(6) Other expenses for the Service Share Class are based on other expenses for the Initial Share Class for the past fiscal year.

(7) The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the Service Class Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00%. The expense information in the table has been restated to reflect the reimbursement and/or waiver for the fiscal year ending December 31, 2001. Without such waivers or reimbursements, the estimated management fee, 12b-1 Fee, other expenses and total portfolio annual expenses for the Service Class Shares would be, as a percentage of assets: 0.75%, 0.25%, 0.06% and 1.06%, respectively.

(8) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.

(9) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(10) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to make an estimated reduction of
 .04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without such reduction, total annual expenses would have been 1.06%.

(11) The Fund administration fee is paid indirectly through the management fee.

(12) The investment advisers to the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.35%, 0.25% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds would be .47% and 1.22%, .99% and 1.99%, 2.05% and 2.95% and 4.62% and 5.62%, respectively. The Fund's expenses shown in the fee table are based on actual expenses for the fiscal year ended December 31, 2000.

(13) Certain expenses of the VIF-Dynamics Fund were absorbed voluntarily by INVESCO. This commitment may be changed at any time following consultation with the board of directors. After the absorption, but excluding any separate offset arrangements, the Fund's other expenses and Total Annual Fund operating expenses for the year ended December 31, 2000 were the same as shown in the table above.

(14) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio and .85% for the Lord Abbett Growth Opportunities Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J.P. Morgan Quality Bond Portfolio, 1.13% for the J.P. Morgan International Equity Portfolio, .96% for the Lord Abbett Mid-Cap Value Portfolio, 1.09% for the Lord Abbett Developing Growth Portfolio and 4.05% for the Lord Abbett Growth Opportunities Portfolio.

(15) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income, PIMCO Total Return and J.P. Morgan Enhanced Index Portfolios, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio, .85% for the Lord Abbett Growth Opportunities, Met/Putnam Research and the Janus Aggressive Growth Portfolios, .75% for the Oppenheimer Capital Appreciation
Portfolio, .50% for the PIMCO Money Market Portfolio, 1.10% for the PIMCO Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio and 1.00% for the MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 0.96% for the J.P. Morgan Quality Bond Portfolio, 1.38% for the J.P. Morgan International Equity Portfolio, 1.21% for the Lord Abbett Mid-Cap Value Portfolio, 1.34% for the Lord Abbett Developing Growth Portfolio, 4.30% for the Lord Abbett Growth Opportunities Portfolio, 1.28% for the Met/Putnam Research Portfolio, 1.28% for the Janus Aggressive Growth Portfolio, 1.25% for the Oppenheimer Capital Appreciation Portfolio, 1.21% for the PIMCO Money Market Portfolio, 1.71% for the PIMCO Innovation Portfolio, 1.08% for the MFS Mid Cap Growth Portfolio, 1.34% for the MFS Research International Portfolio and .99% for the PIMCO Total Return Portfolio.

(16) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(17) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series, such that the series' "Other Expenses" do not exceed .15% of the average daily net assets of the series during the current fiscal year. These contractual arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Absent expense reimbursement for the series, total annual portfolio expenses for the year ended December 31, 2000 were .99%.

(18) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(19) MFS has contractually agreed, subject to reimbursement by the series, to bear the series' "Other Expenses" (after taking into account the expense offset arrangement described in footnote 16) do not exceed .15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 2000, would have been 1.27% for the MFS Global Governments Series, 1.19% with respect to the MFS High Income Series and 1.29% with respect to the MFS New Discovery Series.

(20) MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, has voluntarily agreed to waive its fees or reimburse the total operating expenses (excluding brokerage costs, interest, taxes or extraordinary expenses) of the Class B shares to the extent such expenses exceed 1.15% of Class B's average net assets, subject to recapture within two fiscal years. Class B shares have not previously been issued. Without this expense arrangement, based on Class A expenses for the year ended December 31, 2000, the total expenses of Class B would have been 1.21%. This arrangement can be discontinued by MetLife Advisers at any time.

(21) PIMCO has contractually agreed to reduce total annual Portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65%, 0.65% and 0.65% of the High Yield Bond, Low Duration Bond, StocksPLUS Growth and Income and Total Return Bond Portfolios, respectively, of average daily net assets. Without such reductions, the Total Annual Portfolio Expenses would have been .66% for the Total Return Bond Portfolio.

(22) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(23) The manager of Russell Insurance Funds, Frank Russell Investment Management Company, has contractually agreed to waive, at least until April 30, 2002, a portion of the management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed the amounts set forth above under "Total Annual Portfolio Expenses" and to reimburse the Fund for all remaining expenses, after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses" and to reimburse the Fund for all remaining expenses, after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Portfolio Expenses". Absent such waiver and reimbursement, the management fees and total operating expenses would be
 .93% for the Multi-Style Equity Fund; 1.28% for the Aggressive Equity Fund; 1.37% for the Non-U.S. Fund and .84% for the Core Bond Fund.

(24) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Small Cap Value Portfolio to 0.84%.


Examples

The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000. The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a)  if you surrender the contract at the end of each time period;

     (b) if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                               Time Periods

                                                  1 year              3 years      5 years            10 years
------------------------------------------------------------------------------------------------------------------------------------

A I M Variable Insurance Funds
         AIM V.I. Capital Appreciation            (a)$93.50        (a)$117.26       (a)$150.48      (a)$263.22
                                                  (b)$23.50        (b)$72.26        (b)$123.48      (b)$263.22

         AIM V.I. International Equity            (a)$95.50        (a)$123.27       (a)$160.50      (a)$283.17
                                                  (b)$25.50        (b)$78.27        (b)$133.50      (b)$283.17

         AIM V.I. Value                           (a)$93.70        (a)$117.86       (a)$151.49      (a)$265.23
                                                  (b)$23.70        (b)$72.86        (b)$124.49      (b)$265.23
------------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class A)

       Premier Growth                            (a)  $95.80      (a) $124.17       (a)  $161.99    (a)$286.12
                                                 (b)  $25.80      (b) $79.17        (b)  $134.99    (b)$286.12
       AllianceBernstein Real Estate
         Investment                              (a)  $94.80      (a) $121.17       (a)  $157.00    (a)$276.23
                                                 (b)  $24.80      (b) $76.17        (b)  $130.00    (b)$276.23
-----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B)

       Premier Growth                            (a)  $98.30       (a)  $131.62       (a)  $174.35     (a) $310.37
                                                 (b)  $28.30       (b)  $86.62        (b)  $147.35     (b) $310.37
       AllianceBernstein Real Estate
         Investment                              (a)  $97.30       (a)  $128.65       (a)  $169.42     (a) $300.75
                                                 (b)  $27.30       (b)  $83.65        (b)  $142.42     (b) $300.75
       AllianceBernstein Value                   (a)  $97.30       (a)  $128.65       (a)  $169.42     (a) $300.75
                                                 (b)  $27.30       (b)  $83.65        (b)  $142.42     (b) $300.75
       AllianceBernstein Small Cap Value         (a)  $97.30       (a)  $128.65       (a)  $169.42     (a) $300.75
                                                 (b)  $27.30       (b)  $83.65        (b)  $142.42     (b) $300.75
------------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

       VP Income & Growth                        (a)  $92.29       (a)  $113.63       (a)  $144.42    (a) $251.04
                                                 (b)  $22.29       (b)  $68.63        (b)  $117.42    (b) $251.04
       VP International                          (a)  $97.60       (a)  $129.54       (a)  $170.90    (a) $303.64
                                                 (b)  $27.60       (b)  $84.54        (b)  $143.90    (b) $303.64
       VP Value                                  (a)  $95.30       (a)  $122.67       (a)  $159.50    (a) $281.19
                                                 (b)  $25.30       (b)  $77.67        (b)  $132.50    (b) $281.19
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares)
                                                 (a)  $90.39       (a)  $107.87       (a)  $134.75    (a) $231.43
                                                 (b)  $20.39       (b)  $62.87        (b)  $107.75    (b) $231.43
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Service Shares)
       Dreyfus VIF - Appreciation                (a)  $95.60       (a)  $123.57       (a)  $161.00    (a) $284.15
                                                 (b)  $25.60       (b)  $78.57        (b)  $134.00    (b) $284.15
       Dreyfus VIF - Disciplined Stock           (a)  $95.30       (a)  $122.67       (a)  $159.50    (a) $281.19
                                                 (b)  $25.30       (b)  $77.67        (b)  $132.50    (b) $281.19
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
     (Cova Service Class 2 Shares)

       High Income                               (a)  $95.40       (a)  $122.97       (a)  $160.00     (a) $282.18
                                                 (b)  $25.40       (b)  $77.97        (b)  $133.00     (b) $282.18
       Growth                                    (a)  $94.40       (a)  $119.97       (a)  $155.00     (a) $272.25
                                                 (b)  $24.40       (b)  $74.97        (b)  $128.00     (b) $272.25
       Equity-Income                             (a)  $93.60       (a)  $117.56       (a)  $150.99     (a) $264.23
                                                 (b)  $23.60       (b)  $72.56        (b)  $123.99     (b) $264.23

------------------------------------------------------------------------------------------------------------------------------------

Franklin  Templeton Variable Insurance Products Trust, Class 1 Shares

       Templeton International Securities         (a)  $94.00      (a)  $118.76      (a)  $153.00    (a) $268.25
                                                  (b)  $24.00      (b)  $73.76       (b)  $126.00    (b) $268.25
       Templeton Developing Markets Securities    (a)  $100.89     (a)  $139.31      (a)  $187.03    (a) $334.89
                                                  (b)  $30.89      (b)  $94.31       (b)  $160.03    (b) $334.89

------------------------------------------------------------------------------------------------------------------------------------

Franklin  Templeton Variable Insurance Products Trust, Class 2 Shares

       Franklin Small Cap                         (a)  $95.50      (a)  $123.27      (a)  $160.50    (a) $283.17
                                                  (b)  $25.50      (b)  $78.27       (b)  $133.50    (b) $283.17
       Franklin Large Cap Growth Securities       (a)  $95.60      (a)  $123.57      (a)  $161.00    (a) $284.15
                                                  (b)  $25.60      (b)  $78.57       (b)  $134.00    (b) $284.15
       Templeton Developing Markets Securities    (a)  $103.37     (a)  $146.65      (a)  $199.06    (a) $357.82
                                                  (b)  $33.37      (b)  $101.65      (b)  $172.06    (b) $357.82
       Templeton Global Income Securities         (a)  $95.00      (a)  $121.77      (a)  $158.00    (a) $278.22
                                                  (b)  $25.00      (b)  $76.77       (b)  $131.00    (b) $278.22
       Templeton International Securities         (a)  $96.50      (a)  $126.26      (a)  $165.47    (a) $292.98
                                                  (b)  $26.50      (b)  $81.26       (b)  $138.47    (b) $292.98
       Templeton Growth Securities                (a)  $96.50      (a)  $126.26      (a)  $165.47    (a) $292.98
                                                  (b)  $26.50      (b)  $81.26       (b)  $138.47    (b) $292.98
       Mutual Shares Securities                   (a)  $95.80      (a)  $124.17      (a)  $161.99    (a) $286.12
                                                  (b)  $25.80      (b)  $79.17       (b)  $134.99    (b) $286.12

------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company

       Money Market                               (a)  $87.31      (a)  $98.54      (a)  $119.02     (a) $199.08
                                                  (b)  $17.31      (b)  $53.54      (b)  $92.02      (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

       Goldman Sachs VIT Growth and Income        (a)  $95.30      (a)  $122.67      (a)  $159.50    (a) $281.19
                                                  (b)  $25.30      (b)  $77.67       (b)  $132.50    (b) $281.19
       Goldman Sachs VIT Internet Tollkeeper      (a)  $97.80      (a)  $130.14      (a)  $171.89    (a) $305.57
                                                  (b)  $27.80      (b)  $85.14       (b)  $144.89    (b) $305.57
       Goldman Sachs VIT Global Income            (a)  $96.80      (a)  $127.16      (a)  $166.95    (a) $295.90
                                                  (b)  $26.80      (b)  $82.16       (b)  $139.95    (b) $295.90
       Goldman Sachs VIT International Equity     (a)  $98.79      (a)  $133.11      (a)  $176.80    (a) $315.14
                                                  (b)  $28.79      (b)  $88.11       (b)  $149.80    (b) $315.14
------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

       INVESCO VIF - Dynamics                     (a)  $96.20      (a)  $125.36      (a)  $163.98    (a) $290.04
                                                  (b)  $26.20      (b)  $80.36       (b)  $136.98    (b) $290.04
       INVESCO VIF - High Yield                   (a)  $95.80      (a)  $124.17      (a)  $161.99    (a) $286.12
                                                  (b)  $25.80      (b)  $79.17       (b)  $134.99    (b) $286.12
------------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust

       Newport Tiger Fund, Variable Series        (a)  $96.80      (a)  $127.16      (a)  $166.95    (a) $295.90
           (Class A)                              (b)  $26.80      (b)  $82.16       (b)  $139.95    (b) $295.90
------------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust (Class A)

   J.P. Morgan Enhanced Index                     (a) $91.79       (a)  $112.12      (a)  $141.89    (a) $245.92
                                                  (b) $21.79       (b)  $67.12       (b)  $114.89    (b) $245.92
   J.P. Morgan International Equity               (a) $95.80       (a)  $124.17      (a)  $161.99    (a) $286.12
                                                  (b) $25.80       (b)  $79.17       (b)  $134.99    (b) $286.12
   J.P. Morgan Quality Bond                       (a) $91.29       (a)  $110.60      (a)  $139.34    (a) $240.77
                                                  (b) $21.29       (b)  $65.60       (b)  $112.34    (b) $240.77
   J.P. Morgan Select Equity                      (a) $92.09       (a)  $113.03      (a)  $143.41    (a) $249.00
                                                  (b) $22.09       (b)  $68.03       (b)  $116.41    (b) $249.00
   J.P. Morgan Small Cap Stock                    (a) $95.50       (a)  $123.27      (a)  $160.50    (a) $283.17
                                                  (b) $25.50       (b)  $78.27       (b)  $133.50    (b) $283.17
   Lord Abbett Bond Debenture                     (a) $92.29       (a)  $113.63      (a)  $144.42    (a) $251.04
                                                  (b) $22.29       (b)  $68.63       (b)  $117.42    (b) $251.04
   Lord Abbett Developing Growth                  (a) $94.80       (a)  $121.17      (a)  $157.00    (a) $276.23
                                                  (b) $24.80       (b)  $76.17       (b)  $130.00    (b) $276.23
   Lord Abbett Growth and Income                  (a) $91.69       (a)  $111.82      (a)  $141.38    (a) $244.89
                                                  (b) $21.69       (b)  $66.82       (b)  $114.38    (b) $244.89
   Lord Abbett Growth Opportunities               (a) $93.80       (a)  $118.16      (a)  $151.99    (a) $266.24
                                                  (b) $23.80       (b)  $73.16       (b)  $124.99    (b) $266.24
   Lord Abbett Mid-Cap Value                      (a) $94.30       (a)  $119.67      (a)  $154.50    (a) $271.25
                                                  (b) $24.30       (b)  $74.67       (b)  $127.50    (b) $271.25
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B)

   Janus Aggressive Growth                        (a) $96.30       (a)  $125.66      (a)  $164.48    (a) $291.02
                                                  (b) $26.30       (b)  $80.66       (b)  $137.48    (b) $291.02
   J.P. Morgan Enhanced Index                     (a) $94.30       (a)  $119.67      (a)  $154.50    (a) $271.25
                                                  (b) $24.30       (b)  $74.67       (b)  $127.50    (b) $271.25
   J.P. Morgan International Equity               (a) $98.30       (a)  $131.62      (a)  $174.35    (a) $310.37
                                                  (b) $28.30       (b)  $86.62       (b)  $147.35    (b) $310.37
   J.P. Morgan Quality Bond                       (a) $93.80       (a)  $118.16      (a)  $151.99    (a) $266.24
                                                  (b) $23.80       (b)  $73.16       (b)  $124.99    (b) $266.24
   J.P. Morgan Select Equity                      (a) $94.60       (a)  $120.57      (a)  $156.00    (a) $274.24
                                                  (b) $24.60       (b)  $75.57       (b)  $129.00    (b) $274.24
   J.P. Morgan Small Cap Stock                    (a) $98.00       (a)  $130.73      (a)  $172.87    (a) $307.49
                                                  (b) $28.00       (b)  $85.73       (b)  $145.87    (b) $307.49
   Lord Abbett Bond Debenture                     (a) $94.80       (a)  $121.17      (a)  $157.00    (a) $276.23
                                                  (b) $24.80       (b)  $76.17       (b)  $130.00    (b) $276.23
   Lord Abbett Developing Growth                  (a) $97.30       (a)  $128.65      (a)  $169.42    (a) $300.75
                                                  (b) $27.30       (b)  $83.65       (b)  $142.42    (b) $300.75
   Lord Abbett Growth and Income                  (a) $94.20       (a)  $119.37      (a)  $154.00    (a) $270.25
                                                  (b) $24.20       (b)  $74.37       (b)  $127.00    (b) $270.25
   Lord Abbett Growth Opportunities               (a) $96.30       (a)  $125.66      (a)  $164.48    (a) $291.02
                                                  (b) $26.30       (b)  $80.66       (b)  $137.48    (b) $291.02
   Lord Abbett Mid-Cap Value                      (a) $96.80       (a)  $127.16      (a)  $166.95    (a) $295.90
                                                  (b) $26.80       (b)  $82.16       (b)  $139.95    (b) $295.90
   MFS Research International                     (a) $97.80       (a)  $130.14      (a)  $171.89    (a) $305.57
                                                  (b) $27.80       (b)  $85.14       (b)  $144.89    (b) $305.57
   MFS Mid Cap Growth                             (a) $95.80       (a)  $124.17      (a)  $161.99    (a) $286.12
                                                  (b) $25.80       (b)  $79.17       (b)  $134.99    (b) $286.12
   Oppenheimer Capital Appreciation               (a) $95.30       (a)  $122.67      (a)  $159.50    (a) $281.19
                                                  (b) $25.30       (b)  $77.67       (b)  $132.50    (b) $281.19
   PIMCO Innovation                               (a) $98.79       (a)  $133.11      (a)  $176.80    (a) $315.14
                                                  (b) $28.79       (b)  $88.11       (b)  $149.80    (b) $315.14
   PIMCO Total Return                             (a) $94.30       (a)  $119.67      (a)  $154.50    (a) $271.25
                                                  (b) $24.30       (b)  $74.67       (b)  $127.50    (b) $271.25
   PIMCO Money Market                             (a) $92.80       (a)  $115.15      (a)  $146.95    (a) $256.13
                                                  (b) $22.80       (b)  $70.15       (b)  $119.95    (b) $256.13
   Met/Putnam Research                            (a) $96.30       (a)  $125.66      (a)  $164.48    (a) $291.02
                                                  (b) $26.30       (b)  $80.66       (b)  $137.48    (b) $291.02
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Initial Class)

       MFS Emerging Growth                        (a)  $93.80      (a)  $118.16      (a)  $151.99    (a) $266.24
                                                  (b)  $23.80      (b)  $73.16       (b)  $124.99    (b) $266.24
       MFS Investors Trust                        (a)  $94.00      (a)  $118.76      (a)  $153.00    (a) $268.25
                                                  (b)  $24.00      (b)  $73.76       (b)  $126.00    (b) $268.25
       MFS High Income                            (a)  $94.40      (a)  $119.97      (a)  $155.00    (a) $272.25
                                                  (b)  $24.40      (b)  $74.97       (b)  $128.00    (b) $272.25
      MFS Research                                (a)  $93.80      (a)  $118.16      (a)  $151.99    (a) $266.24
                                                  (b)  $23.80      (b)  $73.16       (b)  $124.99    (b) $266.24
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)

       MFS Emerging Growth                        (a)  $95.80      (a)  $124.17      (a)  $161.99    (a) $286.12
                                                  (b)  $25.80      (b)  $79.17       (b)  $134.99    (b) $286.12
       MFS Global Governments                     (a)  $96.40      (a)  $125.96      (a)  $164.97    (a) $292.00
                                                  (b)  $26.40      (b)  $80.96       (b)  $137.97    (b) $292.00
       MFS Investors Trust                        (a)  $96.00      (a)  $124.77      (a)  $162.99    (a) $288.08
                                                  (b)  $26.00      (b)  $79.77       (b)  $135.99    (b) $288.08
       MFS High Income                            (a)  $96.40      (a)  $125.96      (a)  $164.97    (a) $292.00
                                                  (b)  $26.40      (b)  $80.96       (b)  $137.97    (b) $292.00
       MFS Research                               (a)  $95.80      (a)  $124.17      (a)  $161.99    (a) $286.12
                                                  (b)  $25.80      (b)  $79.17       (b)  $134.99    (b) $286.12
       MFS New Discovery                          (a)  $97.90      (a)  $130.43      (a)  $172.38    (a) $306.53
                                                  (b)  $27.90      (b)  $85.43       (b)  $145.38    (b) $306.53
------------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

        Davis Venture Value (Class E)             (a)$94.70        (a)$120.87       (a)$156.50       (a)$275.24
                                                  (b)$24.70        (b)$75.87        (b)$129.50       (b)$275.24
        Harris Oakmark Mid-Cap Value (Class B)    (a)$96.80        (a)$127.16       (a)$166.95       (a)$295.90
                                                  (b)$26.80        (b)$82.16        (b)$139.95       (b)$295.90
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account Funds:

       Oppenheimer Bond Fund                      (a)$92.90        (a)  $115.45      (a)  $147.46    (a) $257.15
                                                  (b)$22.90        (b)  $70.45       (b)  $120.46    (b) $257.15
------------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust (Administrative Class)

       PIMCO High Yield Bond                      (a) $92.80       (a)  $115.15      (a)  $146.95    (a) $256.13
                                                  (b) $22.80       (b)  $70.15       (b)  $119.95    (b) $256.13
       PIMCO Low Duration Bond                    (a) $91.79       (a)  $112.12      (a)  $141.89    (a) $245.92
                                                  (b) $21.79       (b)  $67.12       (b)  $114.89    (b) $245.92
       PIMCO StocksPLUS Growth and Income         (a) $91.79       (a)  $112.12      (a)  $141.89    (a) $245.92
                                                  (b) $21.79       (b)  $67.12       (b)  $114.89    (b) $245.92
       PIMCO Total Return Bond                    (a) $91.79       (a)  $112.12      (a)  $141.89    (a) $245.92
                                                  (b) $21.79       (b)  $67.12       (b)  $114.89    (b) $245.92
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust

       Putnam VT Growth and Income - Class
             IA Shares                            (a) $90.29       (a)  $107.56      (a)  $134.24    (a) $230.39
                                                  (b) $20.29       (b)  $62.56       (b)  $107.24    (b) $230.39
        Putnam VT International Growth - Class
             IA Shares                            (a) $94.70       (a)  $120.87      (a)  $156.50    (a) $275.24
                                                  (b) $24.70       (b)  $75.87       (b)  $129.50    (b) $275.24

       Putnam VT Vista - Class IA Shares          (a) $91.99       (a)  $112.73      (a)  $142.90    (a) $247.97
                                                  (b) $21.99       (b)  $67.73       (b)  $115.90    (b) $247.97
------------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust

       Putnam VT Growth and Income - Class
             IB Shares                            (a)  $92.80       (a)  $115.15     (a)  $146.95    (a) $256.13
                                                  (b)  $22.80       (b)  $70.15      (b)  $119.95    (b) $256.13
       Putnam VT International Growth - Class
             IB Shares                            (a)  $97.20       (a)  $128.35     (a)  $168.93    (a) $299.78
                                                  (b)  $27.20       (b)  $83.35      (b)  $141.93    (b) $299.78
       Putnam VT International New Opportunities
             - Class IB Shares                    (a)  $99.89       (a)  $136.36     (a)  $182.17    (a) $325.54
                                                  (b)  $29.89       (b)  $91.36      (b)  $155.17    (b) $325.54

       Putnam VT New Value - Class IB Shares      (a)  $95.70       (a)  $123.87     (a)  $161.49    (a) $285.14
                                                  (b)  $25.70       (b)  $78.87      (b)  $134.49    (b) $285.14

       Putnam VT Vista - Class IB Shares          (a) $94.50        (a)  $120.27     (a)$155.50      (a)$273.25
                                                  (b) $24.50        (b)  $75.27      (b)$128.50      (b)$273.25
------------------------------------------------------------------------------------------------------------------------------------

Russell Insurance Funds

       Aggressive Equity                          (a) $97.80       (a)  $130.14      (a)  $171.89    (a) $305.57
                                                  (b) $27.80       (b)  $85.14       (b)  $144.89    (b) $305.57
       Core Bond                                  (a) $93.30       (a)  $116.65      (a)  $149.47    (a) $261.20
                                                  (b) $23.30       (b)  $71.65       (b)  $122.47    (b) $261.20
       Multi-Style Equity                         (a) $94.50       (a)  $120.27      (a)  $155.50    (a) $273.25
                                                  (b) $24.50       (b)  $75.27       (b)  $128.50    (b) $273.25
       Non-U.S.                                   (a) $98.30       (a)  $131.62      (a)  $174.35    (a) $310.37
                                                  (b) $28.30       (b)  $86.62       (b)  $147.35    (b) $310.37
       Real Estate Securities                     (a) $96.10       (a)  $125.06      (a)  $163.48    (a) $289.07
                                                  (b) $26.10       (b)  $80.06       (b)  $136.48    (b) $289.07
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B)

       International                              (a) $97.40       (a)  $128.94      (a)  $162.92    (a) $301.71
                                                  (b) $27.40       (b)  $83.94       (b)  $142.92    (b) $301.71
------------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II

       Scudder Government Securities              (a) $91.29       (a)$110.60        (a)$139.34      (a)$240.77
                                                  (b) $21.29       (b)$65.60         (b)$112.34      (b)$240.77
       Scudder Small Cap Growth                   (a) $92.49       (a)$114.24        (a)$145.43      (a)$253.08
                                                  (b) $22.49       (b)$69.24         (b)$118.43      (b)$253.08
       Scudder Small Cap Value                    (a) $93.40       (a)$116.96        (a)$149.98      (a)$262.21
                                                  (b) $23.40       (b)$71.96         (b)$122.98      (b)$262.21
------------------------------------------------------------------------------------------------------------------------------------



Explanation of Fee Table

1. After First MetLife Investors has had a purchase payment for 7 years, there is no charge by First MetLife Investors for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First MetLife Investors.

2. First MetLife Investors will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

3. During the accumulation phase, First MetLife Investors will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First MetLife Investors will charge the contract maintenance charge.

4.   Premium taxes are not reflected. New York does not assess premium taxes.

There is an accumulation unit value history (Condensed Financial Information) contained in Appendix A.

1.   THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First MetLife Investors.

An annuity is a contract between you, the owner, and an insurance company (in this case First MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that is at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 11 investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First MetLife Investors. If you select the fixed account, your money will be placed with the other general assets of First MetLife Investors. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying First MetLife Investors in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."

2.   ANNUITY PAYMENTS (THE INCOME PHASE)


Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract.


Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from:

o    the fixed account,

o    the investment portfolio(s), or

o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment and you have not made a purchase payment in 3 years. In that case, First MetLife Investors may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First MetLife Investors has the right to reduce the frequency of payments so that your annuity payments are at least $20.


Annuity Options

You can choose among income plans. We call them annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to First MetLife Investors. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.


3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.) The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to either type of contract.


Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First MetLife Investors will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.


4.   INVESTMENT OPTIONS

The contract offers ___ investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: First MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. (See Appendix B which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with First MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

First MetLife  Investors may enter into certain  arrangements  under which it is
reimbursed  by  the  investment   portfolios'   advisers,   distributors  and/or
affiliates for the administrative services which it provides to the portfolios.


AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Equity Fund
   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Premier Growth Portfolio (Class A)
   AllianceBernstein Real Estate Investment Portfolio (Class A)

   Premier Growth Portfolio (Class B)
   AllianceBernstein Real Estate Investment Portfolio (Class B)
   AllianceBernstein Value Portfolio (Class B)
   AllianceBernstein Small Cap Value Portfolio (Class B)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund


DREYFUS STOCK INDEX FUND (SERVICE SHARES)

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.


DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser for the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

   Dreyfus VIF - Appreciation Portfolio
   Dreyfus VIF - Disciplined Stock Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2 SHARES)

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

    High Income Portfolio
    Growth Portfolio
    Equity-Income Portfolio


FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund, Franklin Small Cap Fund and the Templeton Global Income Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton
Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following portfolios are available under the contract:

   Templeton International Securities Fund (Class 1)
   Templeton Developing Markets Securities Fund (Class 1)
   Franklin Small Cap Fund (Class 2)
   Franklin Large Cap Growth Securities Fund(Class 2)
   Templeton Developing Markets Securities Fund (Class 2)
   Templeton Global Income Securities Fund (Class 2)
   Templeton International Securities Fund (Class 2)
   Templeton Growth Securities Fund (Class 2)
   Mutual Shares Securities Fund (Class 2)

GENERAL AMERICAN CAPITAL COMPANY

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

   Money Market Fund

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and the Goldman Sachs VIT Internet Tollkeeper Fund (SM) and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

   Goldman Sachs VIT Growth and Income Fund
   Goldman Sachs VIT Internet Tollkeeper Fund (SM)
   Goldman Sachs VIT Global Income Fund
   Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

   INVESCO VIF - Dynamics Fund
   INVESCO VIF - High Yield Fund

LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

   Newport Tiger Fund, Variable Series (Class A)


MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory Corp. (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory Corp. has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001. The following portfolios are available under the contract:

                  J.P. Morgan Enhanced Index Portfolio (Class A)
                  J.P. Morgan International Equity Portfolio (Class A) J.P. Morgan Quality Bond Portfolio (Class A)
                  J.P. Morgan Select Equity Portfolio (Class A)
                  J.P. Morgan Small Cap Stock Portfolio (Class A)
                  Lord Abbett Bond Debenture Portfolio (Class A)
                  Lord Abbett Developing Growth Portfolio (Class A) Lord Abbett Growth and Income Portfolio (Class A) Lord Abbett Growth Opportunities Portfolio (Class A) Lord Abbett Mid-Cap Value Portfolio (Class A)

                  Janus Aggressive Growth Portfolio (Class B)
                  J.P. Morgan Enhanced Index Portfolio (Class B)
                  J.P. Morgan International Equity Portfolio (Class B) J.P. Morgan Quality Bond Portfolio (Class B)
                  J.P. Morgan Select Equity Portfolio (Class B)
                  J.P. Morgan Small Cap Stock Portfolio (Class B)
                  Lord Abbett Bond Debenture Portfolio (Class B)
                  Lord Abbett Developing GrowthPortfolio (Class B) Lord Abbett Growth and Income Portfolio (Class B) Lord Abbett Growth Opportunities Portfolio (Class B) Lord Abbett Mid-Cap Value Portfolio (Class B)
                  MFS Research International Portfolio (Class B)
                  MFS Mid Cap Growth Portfolio (Class B)
                  Oppenheimer Capital Appreciation Portfolio (Class B) PIMCO Innovation Portfolio (Class B)
                  PIMCO Total Return Portfolio (Class B)
                  PIMCO Money Market Portfolio (Class B)
                  Met/Putnam Research Portfolio (Class B)

MFS VARIABLE INSURANCE TRUST

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

                  MFS Emerging Growth Series (Initial Class)
                  MFS Investors Trust Series (Initial Class)
                     (prior to May 1, 2001, MFS Growth With Income Series)
                  MFS High Income Series (Initial Class)
                  MFS Research Series (Initial Class)
                  MFS Emerging Growth Series (Service Class)
                  MFS Global Governments Series (Service Class)
                  MFS Investors Trust Series (Service Class)
                     (prior to May 1, 2001, MFS Growth With Income Series)
                  MFS High Income Series (Service Class)
                  MFS Research Series (Service Class)
                  MFS New Discovery Series (Service Class)


NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

                  Davis Venture Value Series (Class E)
                  Harris Oakmark Mid-Cap Value Series (Class B)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

                  Oppenheimer Bond Fund/VA


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

                  PIMCO High Yield Bond Portfolio
                  PIMCO Low Duration Bond Portfolio
                  PIMCO StocksPLUS Growth and Income Portfolio
                  PIMCO Total Return Bond Portfolio

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

                  Putnam VT Growth and Income Fund - Class IA Shares
                  Putnam VT International Growth Fund - Class IA Shares Putnam VT Vista Fund (a stock portfolio) - Class IA Shares Putnam VT Growth and Income Fund - Class IB Shares
                  Putnam VT International Growth Fund - Class IB Shares Putnam VT International New Opportunities Fund - Class
                     IB Shares
                  Putnam VT New Value Fund - Class IB Shares
                  Putnam VT Vista Fund (a stock portfolio) - Class IB Shares



RUSSELL INSURANCE FUNDS

Russell Insurance Funds is managed by Frank Russell Investment Management Company. Russell Insurance Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

                  Aggressive Equity Fund
                  Core Bond Fund
                  Multi-Style Equity Fund
                  Non-U.S. Fund
                  Real Estate Securities Fund



SCUDDER VARIABLE SERIES I (CLASS B) (formerly, Scudder Variable Life Investment
Fund)

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

                  International Portfolio


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series)

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:

                  Scudder Government Securities Portfolio
                  Scudder Small Cap Growth Portfolio
                  Scudder Small Cap Value Portfolio

Transfers

You can transfer money among the fixed account and the investment portfolios.

Telephone Transfers. You can make transfers by telephone. If you own the contract with a joint owner, unless First MetLife Investors is instructed otherwise, First MetLife Investors will accept instructions from either you or the other owner. First MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First MetLife Investors fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First MetLife Investors tape records all telephone instructions.

Transfers During the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers During the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, First MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. First MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 to 12 months at the time you buy the contract.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. First MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, First MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First MetLife Investors will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

Voting Rights

First MetLife Investors is the legal owner of the investment portfolio shares. However, First MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should First MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.

Substitution

We may be required to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, First MetLife Investors makes a deduction for its insurance charges. First MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

1)   the mortality and expense risk premium, and

2)   the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First MetLife Investors will bear the loss. First MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First MetLife Investors may use any profits we make from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First MetLife Investors will bear the loss.


Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, First MetLife Investors deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge cannot be increased.

First MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. First MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.


Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. First MetLife Investors keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, unless the purchase payment was made more than 7 years ago, the charge is:

               Years Since
                 Payment         Charge
                    1              7%
                    2              6%
                    3              5%
                    4              4%
                    5              3%
                    6              2%
                    7              1%
                   8+              0%

The revised Withdrawal Charge schedule shown above is effective as of May 1, 2000 for all contracts, including existing contracts.

After First MetLife Investors has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. First MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 7 years old and not subject to a withdrawal charge.

o Earnings in the contract free.

o Remaining purchase payments that are less than 7 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract if sufficient, or from the amount withdrawn.

First MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.


Income Taxes

First MetLife Investors will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, it is not making any such deductions.


Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.


6.   TAXES

NOTE: First MetLife Investors has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First MetLife Investors has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs -- usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract -- qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.


Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract. If you purchase the contract under an IRA, your contract is referred to as a qualified contract.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing an annuity contract to fund a qualified plan.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 591/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6) which come from purchase payments made prior to August 14, 1982.


Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 591/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

(5)  paid for certain allowable medical expenses (as defined in the Code);

(6)  paid on account of an IRS levy upon the qualified contract;

(7)  paid from an IRA for medical insurance (as defined in the Code);

(8)  paid from an IRA for qualified higher education expenses; or

(9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

We have provided a more complete discussion in the Statement of Additional Information.

Taxation of Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments (contributions) or contract value. The contract offers death benefits which may exceed the greater of purchase payments (contributions) or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth
IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First MetLife Investors believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First MetLife Investors would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, First MetLife Investors reserves the right to modify the contract in an attempt to maintain favorable tax treatment.


7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

You can only make withdrawals during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value. The withdrawal value is the value of the contract on the day you made the withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

(See "Expenses" for a discussion of the charges.)

Unless you instruct First MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500 or if smaller, the remaining withdrawal value. First MetLife Investors requires that after a partial withdrawal is made you keep at least $500 in your contract.

When you make a withdrawal, the amount of the death benefit is reduced. See "Death Benefits."

Income taxes and tax penalties may apply to any withdrawal you make.


Systematic Withdrawal Program

The Systematic Withdrawal Program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First MetLife Investors does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

Income taxes and tax penalties may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

First MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or First MetLife Investors cannot reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


8.   PERFORMANCE

First MetLife Investors periodically advertises performance of the various investment portfolios. First MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the investment portfolio expenses. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

First MetLife Investors may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix C contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.



9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, First MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

For contracts purchased on or after May 1, 2000, your death benefit is the Annual Step-Up Option. If you bought your contract before May 1, 2000, you received the Seven Year Step-Up Option. On your next contract anniversary after May 1, 2000, you can elect the Annual Step-Up Option. If you do not make an election on such contract anniversary, your death benefit will remain the Seven Year Step-Up Option. Note: If you reached age 80 prior to making an election, you are not affected by the changes to the death benefit and you need not make an election. This means that the Seven Year Step-Up Option will remain as your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

Annual Step-Up Option for Contracts
Issued on or After May 1, 2000

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

Assumed facts for example:

$10,000 current GACV

$8,000 contract value

$5,000 total purchase payments, less any prior withdrawals and associated withdrawal charges

$2,100 partial withdrawal ($2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000]
which results in the current GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

The contract value immediately after the withdrawal is $5,900, which is $8,000 less the $2,000 withdrawal and the $100 withdrawal charge.

The death benefit immediately after the withdrawal is the greatest of purchase payments less withdrawals and withdrawal charges ($5,000 minus $2,100) or the contract value ($5,900) or the GACV ($7,375).

The death benefit is therefore $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.


Annual Step-Up Option for Contracts
Issued Prior to May 1, 2000

Prior to you or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day First MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as described in your contract under the Seven Year Step-Up Option. The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under the Annual Step-Up Option explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day First MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as described in your contract under the Seven Year Step-Up Option. The GACV is then evaluated at each subsequent contract anniversary on or before your or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under the Annual Step-Up Option explains the effect of a withdrawal on the GACV under this death benefit option.


Seven Year Step-Up Option for Contracts
Issued Prior to May 1, 2000

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent seven year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals.)

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent seven year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date First MetLife Investors receives proof of death. If First MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.


Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.



10.  OTHER INFORMATION

First MetLife Investors

First MetLife Investors Insurance Company (First MetLife Investors) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is licensed to do business only in the state of New York.

The Separate Account

First MetLife Investors has established a separate account, First MetLife Investors Variable Annuity Account One (formerly, First Cova Variable Annuity Account One)(Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First MetLife Investors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in First MetLife Investors's name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.


Distributor

MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate. Prior to May 1, 2001, MetLife Investors Sales Company (formerly Cova Life Sales Company) was the distributor of the contracts.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 6.5% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to 1.00% of contract value.

If the contract is annuitized, the broker-dealers will be paid a commission ranging from 1% to 4% of contract value depending on the terms of the annuity option chosen by the contract owner.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.


Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.


Assignment

You can assign the contract at any time during your lifetime. First MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. First MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


Financial Statements

The statutory-basis financial statements of First MetLife Investors and the related statutory-basis financial statement schedule and the financial statements of the Separate Account have been included in the Statement of Additional Information.


Table of Contents of the
Statement of Additional Information

     Company

     Experts

     Custodian

     Legal Opinions

     Distribution

     Calculation of Performance Information

     Federal Tax Status

     Annuity Provisions

     Financial Statements


APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the period indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.



                                           Year or Period   Year or Period       Year or Period             Year or Period
                                            Ended 12/31/00  Ended 12/31/99       Ended 12/31/98             Ended 12/31/97
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               8.35
     Number of Accum. Units Outstanding         7,481

AIM V.I. International Equity Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               7.96
     Number of Accum. Units Outstanding         3,584

AIM V.I. Value Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               8.02
     Number of Accum. Units Outstanding         6,101
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc.

Premier Growth Sub-Account (Class A)
     Beginning of Period (5/01/00)             $10.00
     End of Period                               7.90
     Number of Accum. Units Outstanding        12,604

AllianceBernstein Real Estate Investment
  Sub-Account (formerly, Real Estate Investment
  Sub-Account) (Class A)
     Beginning of Period (5/01/00)             $10.00
     End of Period                              11.28
     Number of Accum. Units Outstanding         1,300


-----------------------------------------------------------------------------------------------------------------------------------
Cova Series Trust (1)

Select Equity Sub-Account
     Beginning of Period (3/11/97)             $18.38                $16.99                $14.05                  $11.76
     End of Period                              17.00                 18.38                 16.99                   14.05
     Number of Accum. Units Outstanding         9,616                 8,820                 5,207                   1,321
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Stock Sub-Account
     Beginning of Period (3/17/97)             $17.93                $12.58                $13.49                  $10.92
     End of Period                              15.82                 17.93                 12.58                   13.49
     Number of Accum. Units Outstanding         8,378                 4,804                 2,679                     530
------------------------------------------------------------------------------------------------------------------------------------
International Equity Sub-Account
     Beginning of Period (3/11/97)             $16.34                $12.89                $11.46                  $11.14
     End of Period                              13.41                 16.34                 12.89                   11.46
     Number of Accum. Units Outstanding        12,451                12,265                 6,954                   3,836
------------------------------------------------------------------------------------------------------------------------------------
Quality Bond Sub-Account
     Beginning of Period (5/15/97)             $11.57                $11.91                $11.16                  $10.45
     End of Period                              12.71                 11.57                 11.91                   11.16
     Number of Accum. Units Outstanding         4,392                 5,664                 5,759                   2,068
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Stock Sub-Account
     Beginning of Period (3/11/97)             $22.55                $19.43                $14.89                  $12.40
     End of Period                              19.66                 22.55                 19.43                   14.89
     Number of Accum. Units Outstanding        15,533                13,610                 6,695                   2,807
---------------------------------------------------------------------------------------------------------------------------------
Bond Debenture Sub-Account
     Beginning of Period (5/15/97)             $13.77                $13.50                $12.88                  $11.74
     End of Period                              13.68                 13.77                 13.50                   12.88
     Number of Accum. Units Outstanding        16,380                17,199                11,913                   8,928
------------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Sub-Account
     Beginning of Period (3/4/98)              $10.88                $10.44                $11.05                     N/A
     End of Period                              16.40                 10.88                 10.44
     Number of Accum. Units Outstanding        11,762                 5,899                 1,487
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Research Sub-Account
     Beginning of Period (3/3/98)              $14.64                $11.83                $10.95                     N/A
     End of Period                              16.25                 14.64                 11.83
     Number of Accum. Units Outstanding        10,901                 7,259                 2,713
------------------------------------------------------------------------------------------------------------------------------------
Developing Growth Sub-Account
     Beginning of Period (11/23/98)            $14.45                $11.07                $10.19                     N/A
     End of Period                              11.57                 14.45                 11.07
     Number of Accum. Units Outstanding         5,749                 3,257                   167
------------------------------------------------------------------------------------------------------------------------------------


Lord Abbett Growth and Income Sub-Account
     Beginning of Period (3/11/97)             $39.46                $35.90                   N/A                     N/A
     End of Period                              44.62                 39.46
     Number of Accum. Units Outstanding        13,954                14,640
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares

Templeton Developing Markets Securities Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               8.05
     Number of Accum. Units Outstanding         2,043

Templeton International Securities Sub-Account
     Beginning of Period (5/03/00)             $10.00
     End of Period                              10.32
     Number of Accum. Units Outstanding         4,340
-----------------------------------------------------------------------------------------------------------------------------------
General American Capital Company
Money Market Sub-Account
     Beginning of Period (12/28/98)            $11.56                $11.11                $11.11                     N/A
     End of Period                              12.26                 11.56                 11.11
     Number of Accum. Units Outstanding             9                     9                 2,161
------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust

MFS Emerging Growth Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               8.03
     Number of Accum. Units Outstanding         3,629

MFS Investors Trust Sub-Account (formerly, MFS Growth With Income Sub-Account)
     Beginning of Period (5/01/00)             $10.00
     End of Period                               9.92
     Number of Accum. Units Outstanding            10

MFS High Income Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               9.28
     Number of Accum. Units Outstanding            10

MFS Research Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               8.94
     Number of Accum. Units Outstanding         7,471

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds

Oppenheimer Bond/VA Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                              10.54
     Number of Accum. Units Outstanding           514
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust

Putnam VT Growth and Income Sub-Account
   (Class IA Shares)
     Beginning of Period (5/01/00)             $10.00
     End of Period                              10.84
     Number of Accum. Units Outstanding         4,000

Putnam VT International Growth Sub-Account
   (Class IA Shares)
     Beginning of Period (5/01/00)             $10.00
     End of Period                               9.12
     Number of Accum. Units Outstanding         4,915

Putnam VT Vista Fund Sub-Account
   (Class IA Shares)
     Beginning of Period (5/01/00)             $10.00
     End of Period                               8.35
     Number of Accum. Units Outstanding        45,338
-----------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds

Aggressive Equity Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               9.51
     Number of Accum. Units Outstanding            10

Core Bond Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                              10.78
     Number of Accum. Units Outstanding            10

Multi-Style Equity Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               9.00
     Number of Accum. Units Outstanding            10
Non-U.S. Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                               8.99
     Number of Accum. Units Outstanding            10

Real Estate Securities Sub-Account
     Beginning of Period (5/01/00)             $10.00
     End of Period                              11.66
     Number of Accum. Units Outstanding            10
-----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Small Cap Value Portfolio
     Beginning of Period (5/01/00)             $10.00
     End of Period                              10.41
     Number of Accum. Units Outstanding         4,362


(1) Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.

A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Value Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein  Real  Estate  Investment  Portfolio  (formerly,  Real  Estate
  Investment Portfolio)

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


AllianceBernstein Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued.


AllianceBernstein Small Cap Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

VP Income & Growth Fund

Investment Objective: The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.


VP International Fund

Investment   Objective:   The  Fund  seeks   capital   growth  by  investing  in
internationally diversified stocks.


VP Value Fund

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.


DREYFUS STOCK INDEX FUND:

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.


DREYFUS VARIABLE INVESTMENT FUND:

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser to the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:


Appreciation Portfolio

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Disciplined Stock Portfolio

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

Growth Portfolio

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.

Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Large Cap Growth Securities Fund, Franklin Small Cap Fund and the Templeton Global Income Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton
Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following portfolios are available under the contract:


Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.


Franklin Large Cap Growth Securities Fund

Investment Objective and Principal Investments: The Franklin Large Cap Growth Securities Fund seeks capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of U.S. large-cap growth companies.

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services or sales produced, or that have their principal activities or significant assets in emerging market countries.

Templeton Global Income Securities Fund

Investment Objective and Principal Investments: The Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.

Templeton International Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including those in emerging markets.

Templeton Growth Securities Fund

Investment Objective and Principal Investments: The Templeton Growth Securities Fund seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

Mutual  Shares  Securities  Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

GENERAL AMERICAN CAPITAL COMPANY:

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

Money Market Fund

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

Goldman Sachs VIT Growth and Income Fund

Investment Objective: The Fund seeks long-term growth of capital and growth of income. The Fund seeks this objective by investing in large capitalization U.S. stocks that are believed to have favorable prospects for capital appreciation and/or dividend paying ability.

Goldman Sachs VIT Internet Tollkeeper Fund (SM)

Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.

Goldman Sachs VIT Global Income Fund

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

Goldman Sachs VIT International Equity Fund

Investment Objective: The Fund seeks long-term capital appreciation by investing under normal circumstances, substantially all, and at least 65% of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:


INVESCO VIF - Dynamics Fund

Investment Objective: The Fund seeks to make your investment grow. It is actively managed. Because its strategy includes many short-term factors -
including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions - securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth - primarily common stock of mid-sized companies
- those with market caps between $2 billion and $15 billion at the time of purchase but also other types of securities including convertible securities and bonds.

INVESCO VIF - High Yield Fund

Investment Objective: The Fund seeks to provide a high level of current income through investments in debt securities. It also seeks to make an investment grow. The Fund invests primarily in bonds and other debt securities, as well as in preferred stocks. Often, but not always, when stock markets are up, debt markets are down, and vice versa. The Fund invests primarily in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lower rated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities.

LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:


Newport Tiger Fund, Variable Series

Investment Goal: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of quality growth companies.

MET INVESTORS SERIES TRUST:

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The following Class A portfolios are available under the contract:

J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord  Abbett  Developing  Growth  Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett  Mid-Cap Value  Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Lord Abbett  Growth  Opportunities  Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.


Janus Aggressive Growth Portfolio

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

MFS Research International Portfolio

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.

MFS Mid Cap Growth Portfolio

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

Oppenheimer Capital Appreciation Portfolio

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO Innovation Portfolio

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO Money Market Portfolio

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

Met/Putnam Research Portfolio

Investment   Objective:   The  Met/Putnam   Research   Portfolio  seeks  capital
appreciation.


MFS VARIABLE INSURANCE TRUST:

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

MFS Global Governments Series

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.

MFS Investors Trust Series (prior to May 1, 2001, MFS Growth With Income Series)

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

MFS New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.


NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

Davis Venture Value Series (Class E)

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

Harris Oakmark Mid-Cap Value Series (Class B)

Investment Objective: The investment objective of the Harris Oakmark Mid-Cap Value Series is long-term capital appreciation.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

     Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.


PIMCO VARIABLE INSURANCE TRUST:

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

PIMCO High Yield Bond Portfolio

Investment Objective: The High Yield Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.


PIMCO Low Duration Bond Portfolio

Investment Objective: The Low Duration Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PIMCO StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PIMCO Total Return Bond Portfolio

Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

PUTNAM VT Growth and Income Fund - Class IA [IB] Shares

Investment Objective: The Fund seeks capital growth and current income.

PUTNAM VT International Growth Fund - Class IA [IB] Shares

Investment Objective:  The Fund seeks capital appreciation.

PUTNAM VT International New Opportunities Fund - Class IA [IB] Shares

Investment Objective: The Fund seeks long-term capital appreciation.

PUTNAM VT New Value Fund - Class IA [IB] Shares

Investment Objective: The Fund seeks long-term capital appreciation.

PUTNAM VT Vista  Fund - Class IA [IB] Shares

Investment  Objective:  The Fund  seeks capital appreciation.

RUSSELL INSURANCE FUNDS:




Aggressive Equity Fund




Core Bond Fund




Multi-Style Equity Fund




Non-U.S. Fund





Real Estate Securities Fund



SCUDDER VARIABLE SERIES I (formerly, Scudder Variable Life Investment Fund):

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


International Portfolio

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series):

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:


Scudder Government Securities Portfolio

Investment Objective: Scudder Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Scudder Small Cap Growth Portfolio

Investment Objective: Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Scudder Small Cap Value Portfolio

Investment Objective: Scudder Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.



APPENDIX C
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before December 31, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge rate has been revised as of the date of this Prospectus. The performance information shown in Column A below reflects the previous withdrawal charge rate.

o Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The total return figures are not annualized if the sub-account was in existence for less than one year.


Part 1
Average Annual Total Return for the period ended 12/31/00
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance
                                                                       Column A                                Column B
                                                               (reflects all charges and             (reflects insurance charges
                                                                  portfolio expenses)                   and portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                   Separate Account
                                   Inception Date                               since                                    since
Portfolio                          in Portfolio              1 year           inception               1 year           inception
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds:

   AIM V.I. Capital Appreciation      5/01/00                   n/a                 -23.65%            n/a           -16.55%
   AIM V.I. International Equity      5/01/00                   n/a                 -27.53%            n/a           -20.43%
   AIM V.I. Value                     5/01/00                   n/a                 -26.89%            n/a           -19.79%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class A):

  Premier Growth Portfolio            5/01/00                   n/a                 -28.14%            n/a          -21.04%
  AllianceBernstein Real Estate
     Investment Portfolio             5/01/00                   n/a                   5.72%            n/a           12.82%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B) (1)

  Premier Growth Portfolio          05/01/00                    n/a                 -28.52%            n/a          -21.42%

(1) Performance information shown reflects the deduction of a .25% 12b-1 fee.

 -----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 1 Shares

  Templeton Developing Markets
    Securities (1) (2)              5/01/00                    n/a                 -26.60%             n/a         -19.50%

  Templeton International
    Securities (1) (2)              5/03/00                    n/a                  -3.86%             n/a           3.25%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares

  Templeton Developing Markets
    Securities (1) (2) (3)          05/01/00                   n/a                 -27.04%             n/a         -19.94%
  Templeton International
    Securities (1) (2) (3)          05/03/00                   n/a                  -5.02%             n/a           2.08%
------------------------------------------------------------------------------------------------------------------------------------


(1) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(2)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
short-term performance; current results may differ.

(3) Because Class 2 shares were not offered until 5/1/97, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 5/1/97, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.


------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company

   Money Market                      12/28/98                  0.58%                  2.80%             6.08%        5.06%
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class A) (1)

   J.P. Morgan Select Equity            3/11/97               -13.03%                 9.35%               -7.53%    10.17%
   J.P. Morgan Small Cap Stock          3/17/97               -17.26%                 9.46%              -11.76%    10.28%
   J.P. Morgan International Equity     3/11/97               -23.40%                 4.06%              -17.90%     4.99%
   J.P. Morgan Quality Bond             5/15/97                 4.37%                 4.58%                9.87%     5.55%
   J.P. Morgan Enhanced Index           3/11/97               -18.30%                12.13%              -12.80%    12.89%
   Lord Abbett Bond Debenture           5/15/97                -6.10%                 3.32%               -0.60%     4.32%
   Lord Abbett Mid-Cap Value            3/04/98                45.32%                13.65%               50.82%    15.01%
   Lord Abbett Developing Growth       11/23/98               -25.46%                 4.04%              -19.96%     6.20%
   Lord Abbett Growth and Income (2)    3/11/97                 7.59%                13.36%               13.09%    14.10%
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B) (1) (2)

   J.P. Morgan Select Equity            3/11/97               -13.26%                 9.07%               -7.76%     9.89%
   J.P. Morgan Small Cap Stock          3/17/97               -17.48%                 9.18%              -11.98%    10.00%
   J.P. Morgan International Equity     3/11/97               -23.60%                 3.79%              -18.10%     4.72%
   J.P. Morgan Quality Bond             5/15/97                 4.09%                 4.30%                9.59%     5.29%
   J.P. Morgan Enhanced Index           3/11/97               -18.52%                11.84%              -13.02%    12.60%
   Lord Abbett Bond Debenture           5/15/97                -6.34%                 3.05%                -.84%     4.06%
   Lord Abbett Mid-Cap Value            3/04/98                44.92%                13.35%               50.42%    14.72%
   Lord Abbett Developing Growth       11/23/98               -25.65%                 3.77%              -20.15%     5.94%
   Lord Abbett Growth and Income (3)   03/11/97                 7.29%                13.06%               12.79%    13.81%
------------------------------------------------------------------------------------------------------------------------------------

(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from March 11, 1997 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

-----------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class)

   MFS Emerging Growth                  5/01/00              n/a                    -26.82%               n/a      -19.72%
   MFS Investors Trust
(prior to May 1, 2001,
 MFS Growth with Income Series)         5/01/00              n/a                     -7.94%               n/a       -0.84%
   MFS High Income                      5/01/00              n/a                    -14.26%               n/a       -7.16%
   MFS Research                         5/01/00              n/a                    -17.70%               n/a      -10.60%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class) (1)

   MFS Emerging Growth                 05/01/00              n/a                    -27.12%               n/a      -20.02%
   MFS Investors Trust (prior to
    May 1, 2001, MFS Growth with
    Income Series)                     05/01/00              n/a                     -8.63%               n/a       -1.53%
   MFS High Income                     05/01/00              n/a                    -14.59%               n/a       -7.49%
   MFS Research                        05/01/00              n/a                    -18.09%               n/a      -10.99%

(1) Service Class Shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds

   Oppenheimer Bond Fund/VA            5/01/00               n/a                     -1.71%               n/a       5.39%

------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust

   Putnam VT Growth and Income -
      Class IA Shares                 5/01/00                n/a                     1.31%                n/a      8.41%
   Putnam VT International
         Growth Class IA Shares       5/01/00                n/a                   -15.89%                n/a     -8.79%
   Putnam VT Vista - Class IA
      Shares                          5/01/00                n/a                   -23.62%                n/a    -16.52%

------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (1)

   Putnam VT Growth and Income -
      Class IB Shares               05/01/00                n/a                      0.86%                n/a     7.96%
   Putnam VT International
      Growth - Class IB Shares      05/01/00                n/a                    -16.30%                n/a    -9.20%
   Putnam VT Vista - Class IB
      Shares                        05/01/00                n/a                    -23.94%                n/a   -16.84%

(1) Performance information shown reflects the deduction of a .15% 12b-1 fee. The estimated 12b-1 fee for the year ending December 31, 2001 is .25% for each Fund. If this higher12b-1 fee had been in effect, the performance information shown would be lower.


------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds


   Aggressive Equity                5/01/00                 n/a                   -12.02%                 n/a   -4.92%
   Core Bond                        5/01/00                 n/a                     0.72%                 n/a    7.82%
   Multi-Style Equity               5/01/00                 n/a                   -17.10%                 n/a  -10.00%
   Non-U.S.                         5/01/00                 n/a                   -17.21%                 n/a  -10.11%
   Real Estate Securities           5/01/00                 n/a                     9.51%                 n/a   16.61%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly, Kemper Variable Series)

   Scudder Small Cap Value         05/01/00                 n/a                    -2.96%                 n/a    4.14%

------------------------------------------------------------------------------------------------------------------------------------


PART 2 - HISTORICAL FUND PERFORMANCE

Certain portfolios have been in existence for some time and have an investment performance history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The chart below shows the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The withdrawal charge reflected is the revised charge which takes effect as of the date of this Prospectus.

o Column C presents performance figures for the accumulation units which reflect the insurance charges and the fees and expenses of each portfolio.

o Performance figures shown for portfolios in existence for less than one year are not annualized.


Part 2
Average Annual Total Return for the period ended 12/31/00
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Accumulation Unit Performance

                                                                                  Column B                     Column C
                                               Fund Performance          (reflects all charges and   (reflects insurance charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                          Portfolio
                          Inception                      10 yrs or                    10 yrs or                        10 yrs or
Portfolio                 Date            1 yr   5 yrs since inception  1 yr   5 yrs since inception  1 yr   5 yrs  since inception
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds:

 AIM V.I. Capital
    Appreciation          05/05/93     -10.91%  15.45%  17.37%        -17.39%  13.64%  15.74%        -11.89%   13.93%    15.80%
 AIM V.I. International
    Equity                05/05/93     -26.40%  11.09%  11.62%        -32.72%   9.29%  10.05%        -27.22%    9.62%    10.12%
 AIM V.I. Value           05/05/93     -14.65%  15.87%  17.33%        -21.09%  14.06%  15.70%        -15.59%   14.34%    15.76%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class A):

 Premier Growth            06/26/92   -16.58%   21.82%  20.31%        -22.96%  19.99%  18.66%        -17.46%   15.72%   18.72%
 AllianceBernstein Real Estate
    Investment             01/09/97    26.69%    n/a     4.70%         19.84%   n/a     2.35%         25.34%    n/a      3.28%
------------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B) (1):

   Premier Growth          7/14/99   -16.78%    n/a     -4.03%        -23.43%    n/a    -9.34%       -17.93%    n/a     -5.39%

(1) Performance information shown reflects the deduction of a .25% 12b-1 fee.
 -----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:

   VP Income & Growth     10/30/97   -10.62%    n/a     12.28%        -17.36%    n/a    9.94%        -11.86%    n/a     10.93%
   VP International       05/01/94   -16.83%    17.07%  13.64%        -23.48%   15.20% 11.92%        -17.98%   15.48%   12.08%
   VP Value               05/01/96    18.14%    n/a     12.59%         11.00%    n/a   10.54%         16.50%    n/a     11.02%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (1)
(Service Shares)         9/29/89     -9.28%    17.98%   16.97%        -16.05%  16.05%  15.28%        -10.55%   16.31%   15.34%

(1) Performance  information  shown is for the Initial Class Shares of the Fund.
The Service Class Shares have a .25% 12b-1 fee. If this fee were reflected in the performance information shown, performance would be lower.

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (1):
   Appreciation          4/05/93    -0.65%     18.31%   17.15%         -7.62%  16.39%  15.44%         -2.12%   16.65%   15.51%
   Disciplined Stock     5/01/96    -9.14%      n/a     17.60%        -16.02%    n/a   15.62%        -10.52%    n/a     15.96%

(1) Performance  information  shown is for the Initial Class Shares of the Fund.
The Service Class Shares have a .25% 12b-1 fee. If this fee were reflected in the performance information shown, performance would be lower.

------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2)(1):
   High Income           9/19/85   -22.87%      1.35%    9.78%        -29.44%  -0.15%   8.21%        -23.94%   -0.06%    8.26%
   Growth               10/09/86   -11.21%     19.19%   19.98%        -17.71%  17.33%  18.29%        -12.21%   17.59%   18.34%
   Equity-Income        10/09/86     8.13%     13.40%   17.30%          1.14%  11.50%  15.61%          6.64%   11.81%   15.66%

(1) Service Class 2 Shares include an asset-based distribution fee (12b-1 fee). The initial offering of Service Class 2 shares took place on January 12, 2000, at which time a .25% 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 .25% 12b-1 fee. Returns listed would have been lower for each Portfolio if the Service Class fee structure had been in place and was reflected in the performance.


------------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 1 Shares:
Templeton International
   Securities (1)(2)    5/01/92    -2.19%     13.32%   13.18%         -13.55%  10.37%  10.90%         -8.05%   10.69%   10.97%
Templeton Developing Markets
   Securities (1)(2)    3/04/96   -31.76%      n/a     -11.52%        -38.24%  n/a    -13.88%        -32.74%     n/a   -12.77%

(1) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(2)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
short-term performance; current results may differ.

---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust, Class 2 Shares:
 Templeton Developing Markets
  Securities(1)(2)(3) 03/04/96  -32.04%       n/a     -11.71%         -38.49%  n/a   -14.06%        -32.99%    n/a     -12.94%
 Templeton Global Income
  Securities (2)(3)   01/24/89     4.14%      3.31%     5.29%          -2.80%  1.44%   3.75%          2.70%    1.87%     3.83%
 Templeton International
  Securities(1)(2)(3) 05/01/92    -2.38%     13.11%    13.06%          -9.23% 11.24%  11.46%         -3.73%   11.55%    11.50%
 Templeton Growth
  Securities (2)(3)   03/15/94    1.47%      12.96%    11.83%          -5.44%  11.09% 10.14%          0.06%   11.41%    10.29%
 Mutual Shares
   Securities (2)(3)  11/08/96   13.25%       n/a      11.48%           6.18%    n/a   9.36%         11.68%    n/a       9.93%
 Franklin Small
     Cap (2)(3)       11/01/95  -14.76%      20.23%    20.04%         -21.47%  18.32% 18.26%        -15.97%   18.57%    18.40%
 Franklin Large Cap Growth
   Securities (2)(3)  04/30/96    5.46%       n/a      18.81%          -1.50%    n/a  16.81%          4.00%    n/a      17.19%

(1) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(2)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
short-term performance; current results may differ.

(3) Because Class 2 shares were not offered until 1/6/99 (5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

------------------------------------------------------------------------------------------------------------------------------------
General American Capital Company:


   Money Market       10/01/87    6.45%      5.70%      5.16%           0.58%  4.11%   3.75%          6.08%   4.51%      3.84%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust ("VIT"):

 Goldman Sachs VIT
   Growth and Income  1/12/98    -4.68%      n/a        1.97%        -11.51%    n/a   -1.09%         -6.01%   n/a       0.53%
 Goldman Sachs VIT Internet
   Tollkeeper (SM)   05/01/00      n/a       n/a      -32.00%          n/a      n/a  -39.73%          n/a     n/a     -32.63%
 Goldman Sachs VIT
   Global Income      1/12/98     9.03%      n/a        5.39%         2.04%     n/a    2.33%         7.54%    n/a       3.85%
 Goldman Sachs VIT
   International
   Equity             1/12/98   -13.15%      n/a       11.29%       -19.89%     n/a    8.33%       -14.39%    n/a       9.69%

------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.:

 INVESCO VIF -
    Dynamics         8/22/97    -3.55%      n/a        20.18%      -10.41%      n/a  17.67%         -4.91%    n/a     18.50%
 INVESCO VIF -
    High Yield       5/26/94   -11.68%     6.00%        7.50%      -18.41%     4.15%  3.07%        -12.91%    4.53%    3.39%
------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust:
    Newport Tiger Fund,
    Variable Series
   (Class A)       05/01/95    -15.63%     0.40%        2.86%      -22.32%    -1.49%  1.02%        -16.82%   -1.00%    1.43%
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust * (Class A):

 J.P. Morgan
   Enhanced Index
   Portfolio      05/01/96    -11.55%      n/a         17.18%      -18.30%      n/a  15.18%        -12.80%    n/a     15.59%
 J.P. Morgan
   International
   Equity Portfolio 05/01/96  -16.76%      n/a          7.50%      -23.40%      n/a   5.47%        -17.90%    n/a      6.01%
 J.P. Morgan Quality
   Bond Portfolio   05/01/96   11.42%      n/a          6.97%        4.37%      n/a   4.95%          9.87%     n/a     5.50%
 J.P. Morgan Select
   Equity Portfolio 05/01/96   -6.18%      n/a         13.41%      -13.03%      n/a  11.39%         -7.53%     n/a    11.84%
 J.P. Morgan
   Small Cap
   Stock Portfolio  05/01/96  -10.55%      n/a         10.68%      -17.26%      n/a   8.66%        -11.76%    n/a      9.16%
 Lord Abbett Bond
   Debenture
   Portfolio        05/01/96    0.87%      n/a          8.22%       -6.10%      n/a   6.20%         -.60%     n/a      6.73%
 Lord Abbett
   Developing Growth
   Portfolio        08/20/97  -18.87%     n/a           5.79%      -25.46%      n/a   3.33%       -19.96%     n/a      4.43%
 Lord Abbett
   Growth and Income
   Portfolio        12/11/89   14.66%   17.56%         17.58%        7.59%    15.86% 15.91%        13.09%    15.93%   15.96%
 Lord Abbett
   Mid-Cap Value
   Portfolio        08/20/97   52.87%     n/a          17.34%       45.32%      n/a  14.97%        50.82%      n/a    15.85%


* Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The Lord Abbett Growth Opportunities Portfolio commenced operations on February 12, 2001.

------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust (Class B) (1)(2):
 J.P. Morgan
   Enhanced Index 05/01/96   -11.76%    n/a          16.88%      -18.52%        n/a  14.86%      -13.02%      n/a    15.26%
 J.P. Morgan
   International
   Equity        05/01/96    -16.94%    n/a          7.24%       -23.60%        n/a   5.30%      -18.10%      n/a     5.83%
 J.P. Morgan
   Quality Bond  05/01/96     11.17%    n/a          6.71%         4.09%        n/a   4.66%        9.59%      n/a     5.23%
 J.P. Morgan
   Select
   Equity        05/01/96     -6.39%    n/a         13.12%       -13.26%        n/a  11.11%       -7.76%      n/a    11.56%
 J.P. Morgan
   Small Cap
   Stock         05/01/96    -10.76%    n/a         10.41%       -17.48%        n/a   8.26%      -11.98%      n/a     8.76%
 Lord Abbett
   Bond
   Debenture     05/01/96     0.61%     n/a          7.94%        -6.34%        n/a   5.94%       -0.84%      n/a     6.48%
 Lord Abbett
   Developing
   Growth        08/20/97   -19.11%     n/a          5.52%       -25.65%        n/a   2.97%      -20.15%      n/a     4.08%
 Lord Abbett
   Growth and
   Income (3)    12/11/89    14.32%   17.27%        17.31%         7.29%     15.36%  15.60%       12.79%    15.64%   15.65%
 Lord Abbett
   Mid-Cap
   Value         08/20/97    52.52%    n/a          17.05%        44.92%        n/a  14.57%       50.42%      n/a    15.46%

(1) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(2)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(3) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.


------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Initial Class):
   MFS Emerging
     Growth    7/24/95    -19.61%   22.15%         23.79%        -25.98%     20.31%  21.97%     -20.48%     20.55%   22.03%
   MFS Investors
     Trust    10/09/95     -0.15%   16.05%         16.73%         -6.48%     14.30%  14.99%      -0.98%     14.58%   15.25%
   MFS High
     Income    7/26/95     -6.67%    4.73%          5.33%        -12.95%      2.99%   3.62%      -7.45%      3.39%    3.98%
   MFS Research 07/26/95   -4.85%   16.46%         17.21%        -11.39%     14.65%  15.43%      -5.89%     14.93%   15.50%
------------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)(1):

 MFS Emerging
   Growth
   Series    07/24/95    -19.66%    22.13%        23.78%        -26.28%      20.19%  21.85%     -20.78%     20.43%   22.06%
 MFS Global
   Governments
   Series    06/14/94      4.48%     2.48%         4.13%         -2.47%       0.61%   2.58%       3.03%     1.06%     2.68%
 MFS Investors
   Trust
   Series    10/09/95     -0.29%    16.02%        16.70%         -7.17%      14.12%  14.82%      -1.67%    14.40%    15.08%
 MFS High
   Income
   Series    07/26/95     -6.48%     4.77%         5.37%        -13.28%       2.90%   3.54%      -7.78%     3.31%     3.90%
 MFS Research
   Series    07/26/95     -4.98%    16.43%        17.18%        -11.76%      14.54%  15.33%      -6.26%    14.82%    15.57%
 MFS New
   Discovery
   Series    04/29/98     -2.05%      n/a         22.96%         -8.96%       n/a    19.87%      -3.46%     n/a      21.20%

(1) Service Class Shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

------------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund
 Davis Venture
   Value
   (Class E)(1) 10/31/94     9.31%    19.66%         21.32%          2.29%      17.93%  19.51%       7.79%    18.00%    19.63%
 Harris Oakmark
   Mid-Cap Value
   (Class B)(2) 04/30/93    20.13%     9.26%         11.51%         12.97%       7.39%   9.83%      18.47%     7.74%     9.96%

(1) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(2) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.


------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds:

 Oppenheimer Bond
   Fund/VA    4/3/85      6.10%     5.02%          7.58%        -0.54%        3.22%   6.05%       4.96%     3.63%     6.12%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (Administrative Class):

 PIMCO
   High Yield
   Bond     4/30/98      -0.86%     n/a           1.47%         -7.71%        n/a    -1.91%      -2.21%      n/a     -0.09%
 PIMCO Low
   Duration
   Bond     2/16/99       7.41%     n/a           5.31%          1.01%        n/a     1.35%       6.51%      n/a      4.22%
 PIMCO StocksPLUS
   Growth &
   Income  12/31/97      -9.50%     n/a          12.19%        -16.26%        n/a     9.57%     -10.76%      n/a     10.64%
 PIMCO Total
   Return
   Bond    12/31/97      10.15%     n/a           5.97%          3.25%        n/a     3.28%       8.75%      n/a      4.49%
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust:

 Putnam VT Growth
   and Income Fund
   Class IA
   Shares  2/01/88       8.11%    13.92%         14.67%          1.45%      12.12%   13.06%       6.95%     12.42%   13.12%
 Putnam VT
   International
   Growth
   Class IA
   Shares  1/02/97      -9.48%      n/a          18.96%        -15.91%        n/a    16.77%     -10.41%      n/a     17.41%
 Putnam VT Vista
   Fund - Class IA
   Shares  1/02/97      -3.98%      n/a          21.31%        -10.53%        n/a    19.12%      -5.03%      n/a     19.72%
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (1):
   Putnam VT Growth
   and Income Fund -
   Class IB
   Shares 02/01/88      7.92%     13.76%        14.50%           0.93%       11.87%  12.85%      6.43%     12.18%   12.91%
 Putnam VT International
   Growth Fund - Class IB
   Shares 01/02/97     -9.61%       n/a         18.79%         -16.36%        n/a    16.49%    -10.86%      n/a     17.14%
 Putnam  VT International
   New Opportunities
   Fund - Class IB
   Shares 01/02/97    -38.67%       n/a          9.42%         -45.02%        n/a    7.08%     -39.52%      n/a     7.89%
 Putnam VT New
   Value Fund -
   Class IB
   Shares 01/02/97    22.37%        n/a         11.22%          15.22%        n/a    8.87%      20.72%      n/a     9.65%
 Putnam VT Vista
   Fund - Class IB
   Shares 01/02/97    -4.09%        n/a         21.17%         -10.92%        n/a   18.87%      -5.42%      n/a    19.48%

(1) Performance information shown reflects the deduction of a .15% 12b-1 fee. The estimated 12b-1 fee for the year ending December 31, 2001 is .25% for each Fund. If this higher 12b-1 fee had been in effect, the performance information shown would be lower.

------------------------------------------------------------------------------------------------------------------------------------
Russell Insurance Funds:
 Aggressive
   Equity 1/02/97     -0.66%        n/a          9.51%          -6.99%        n/a    7.36%      -1.49%      n/a     8.16%
 Core Bond 1/02/97    10.00%        n/a          6.54%           3.63%        n/a    4.36%       9.13%      n/a     5.23%
 Multi-Style
   Equity  1/02/97   -12.26%        n/a         14.21%         -18.52%        n/a   12.10%     -13.02%      n/a    12.80%
 Non-U.S.  1/02/97   -14.43%        n/a          6.64%         -20.67%        n/a    4.44%     -15.17%      n/a     5.31%
 Real Estate
   Securities 4/30/99 27.24%        n/a         10.32%          20.75%        n/a    6.09%      26.25%      n/a     9.29%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment
  Fund) (1):

International 05/08/97 -21.73%      n/a         10.94%         -28.48%        n/a    8.45%     -22.98%      n/a     9.33%

(1)  Performance information shown reflects the deduction of a .25% 12b-1 fee.

------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly, Kemper Variable Series):

Scudder Government
  Securities  09/03/87  10.93%    6.31%          7.52%          3.91%        4.10%   5.66%       9.41%     4.50%    5.74%
Scudder Small
  Cap Growth  05/02/94 -10.71%   19.66%         19.65%        -17.45%       17.67%  17.88%     -11.95%    17.92%   18.00%
Scudder Small
  Cap Value   05/01/96   4.05%     n/a           3.56%         -2.48%         n/a    1.56%       3.02%      n/a     2.20%


------------------------------------------------------------------------------------------------------------------------------------


               (Please print or type and fill in all information)


Please send me, at no charge, the Statement of Additional Information dated May 1, 2001, for the annuity contract issued by First MetLife Investors.




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code


CNY-1090 (5/01)                                      FIRST MetLife Investors VA







------------------------------
------------------------------
------------------------------



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

         FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (formerly
                    First Cova Variable Annuity Account One)

                                       AND

         FIRST METLIFE INVESTORS LIFE INSURANCE COMPANY (formerly First
                      Cova Variable Life Insurance Company)


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.



                                TABLE OF CONTENTS

                                                                            Page

COMPANY

EXPERTS

CUSTODIAN

LEGAL OPINIONS

DISTRIBUTION

CALCULATION OF PERFORMANCE  INFORMATION
Total  Return
Historical  Unit  Values
Reporting  Agencies
Performance Information

FEDERAL TAX STATUS
General
Diversification
Multiple  Contracts
Contracts Owned by Other than Natural Persons
Tax Treatment of Assignments
Gifting a Contract
Death Benefits
Income Tax Withholding
Tax Treatment of Withdrawals - Non-Qualified Contracts
Qualified Plans
Tax Treatment of Withdrawals - Qualified Contracts
Required Distributions

ANNUITY  PROVISIONS
Variable  Annuity
Fixed  Annuity
Annuity  Unit
Net  Investment  Factor
Mortality  and  Expense  Guarantee

FINANCIAL  STATEMENTS

                                     COMPANY


First MetLife Investors Insurance Company (First MetLife Investors or the Company)) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is licensed to do business only in the state of New York.

                                     EXPERTS

The statutory-basis financial statements of the Company as of December 31, 2000 and for the year then ended and the related statutory-basis financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that indicated that the financial statements were prepared in accordance with accounting practices prescribed or permitted by the New York State Insurance Department, which differ from and are not in accordance with accounting principles generally accepted in the United States of America), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The statutory-basis financial statements of the Company as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statement of changes in net assets of the Separate Account for the year ended December 31, 1999, included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

                                    CUSTODIAN

First MetLife Investors Insurance Company, 120 Broadway, New York, NY 10271 is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. Prior to May 1, 2001, MetLife Investors Sales Company (formerly Cova Life Sales Company) was the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL  RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                             n
                               P  (  1  +  T)  =  ERV

Where:

     P = a hypothetical initial payment of $1,000 T = average annual total return

     n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL  UNIT  VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING  AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

PERFORMANCE INFORMATION

Certain funds have been in existence for some time and consequently have an investment performance history. In order to demonstrate how investment experience of these Portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Portfolios is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.


                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS AND TRANSFER OF OWNERSHIP

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments (contributions) not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.


DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.


INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)


WITHDRAWALS - INVESTMENT ADVISER FEES.

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable(not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

QUALIFIED  PLANS

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

An annuity contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


TAX  TREATMENT  OF  WITHDRAWALS  -  QUALIFIED  CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

    Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs. You should consult with your IRA sponsor and tax advisor to determine if these new rules are available for your benefit.

                               ANNUITY PROVISIONS

VARIABLE  ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

     (1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

     (2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED  ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY  UNIT

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET  INVESTMENT  FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

     (a) the Accumulation Unit value as of the close of the current Valuation Period, by

     (b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY  AND  EXPENSE  GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                          INDEPENDENT AUDITORS' REPORT


      Board of Directors and Shareholder
      First Cova Life Insurance Company
      Contract Owners of First Cova Variable Annuity Account One


      We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1) comprising First Cova Variable Annuity Account One of First Cova Life Insurance Company (the Separate Account) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of First Cova Variable Annuity Account One of First Cova Life Insurance Company as of December 31, 2000, and the results of their operations and changes in their net assets for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.


      /s/ Deloitte & Touche LLP


      Chicago, Illinois
      March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



      The Contract Owners of First Cova Variable
        Annuity Account One, Board of Directors
        and Shareholder of First Cova
        Life Insurance Company:


      We have audited the accompanying statement of changes in net assets of each of the sub-accounts comprising First Cova Variable Annuity Account One of First Cova Life Insurance Company (the Separate Account) for the year ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the sub-accounts of First Cova Variable Annuity Account One of First Cova Life Insurance Company for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KPMG LLP


      Chicago, Illinois
      March 20, 2000

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000


Sub-account assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio                                          23,217 shares                  $ 622,601
        Bond Debenture Portfolio                                                         19,081 shares                    224,144
        Developing Growth Portfolio                                                       5,812 shares                     66,509
        Large Cap Research Portfolio                                                     11,541 shares                    177,173
        Mid-Cap Value Portfolio                                                          11,400 shares                    192,911
        Quality Bond Portfolio                                                            4,989 shares                     55,818
        Small Cap Stock Portfolio                                                         8,943 shares                    132,576
        Large Cap Stock Portfolio                                                        18,224 shares                    305,416
        Select Equity Portfolio                                                          11,647 shares                    163,475
        International Equity Portfolio                                                   13,245 shares                    167,002
      General American Capital Company (GACC):
        Money Market Fund                                                                     5 shares                        108
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                                               6 shares                         90
        Aggressive Equity Fund                                                                8 shares                         95
        Non-U.S. Fund                                                                         8 shares                         90
        Core Bond Fund                                                                       11 shares                        108
        Real Estate Securities Fund                                                          11 shares                        117
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                                               1,796 shares                     49,048
        AIM V.I. Capital Appreciation Fund                                                2,029 shares                     62,576
        AIM V.I. International Equity Fund                                                1,420 shares                     28,579
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                                          3,112 shares                     99,754
        Real Estate Investment Portfolio                                                  1,367 shares                     14,695
      Kemper Variable Series (Kemper):
        Kemper Small Cap Value Portfolio                                                 40,552 shares                     45,526
      MFS Variable Insurance Trust (MFS):
        MFS Research Series                                                               3,218 shares                     66,945
        MFS Growth with Income Series                                                         5 shares                        100
        MFS Emerging Growth Series                                                        1,013 shares                     29,205
        MFS High Income Series                                                                9 shares                         93
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Bond Fund / VA                                                          482 shares                      5,426
      Putnam Variable Trust  (Putnam):
        Putnam VT Growth and Income Fund                                                  1,681 shares                     43,453
        Putnam VT Vista Fund                                                             19,298 shares                    379,215
        Putnam VT International Growth Fund                                               2,535 shares                     44,921
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton International Securities Fund                                           2,391 shares                     44,900
        Templeton Developing Markets Securities Fund                                      3,139 shares                     16,481
                                                                                                                  ----------------
          Total assets                                                                                                $ 3,039,150
                                                                                                                  ================


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000


Sub-account liabilities:
    AIM V.I. Value                                                                                                          $ 111
    AIM V.I. Capital Appreciation                                                                                             149
    AIM V.I. International Equity                                                                                              65
    Alliance Premier Growth                                                                                                   230
    Alliance Real Estate Investment                                                                                            29
    Kemper Small Cap Value                                                                                                     98
    MFS Research                                                                                                              151
    MFS Emerging Growth                                                                                                        67
    Oppenheimer Bond                                                                                                           12
    Putnam VT Growth and Income                                                                                                90
    Putnam VT Vista                                                                                                           729
    Putnam VT International Growth                                                                                             93
    Templeton International Securities                                                                                         93
    Templeton Developing Markets Securities                                                                                    33
                                                                                                                  ----------------
          Total liabilities                                                                                               $ 1,950
                                                                                                                  ================




Sub-account net assets:
    Cova Lord Abbett Growth and Income                                                                                  $ 622,601
    Cova Bond Debenture                                                                                                   224,144
    Cova Developing Growth                                                                                                 66,509
    Cova Large Cap Research                                                                                               177,173
    Cova Mid-Cap Value                                                                                                    192,911
    Cova Quality Bond                                                                                                      55,818
    Cova Small Cap Stock                                                                                                  132,576
    Cova Large Cap Stock                                                                                                  305,416
    Cova Select Equity                                                                                                    163,475
    Cova International Equity                                                                                             167,002
    GACC Money Market                                                                                                         108
    Russell Multi-Style Equity                                                                                                 90
    Russell Aggressive Equity                                                                                                  95
    Russell Non-U.S.                                                                                                           90
    Russell Core Bond                                                                                                         108
    Russell Real Estate Securities                                                                                            117
    AIM V.I. Value                                                                                                         48,937
    AIM V.I. Capital Appreciation                                                                                          62,427
    AIM V.I. International Equity                                                                                          28,514
    Alliance Premier Growth                                                                                                99,524
    Alliance Real Estate Investment                                                                                        14,666
    Kemper Small Cap Value                                                                                                 45,428
    MFS Research                                                                                                           66,794
    MFS Growth with Income                                                                                                    100


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000



Sub-account net assets, continued:
    MFS Emerging Growth                                                                                                  $ 29,138
    MFS High Income                                                                                                            93
    Oppenheimer Bond                                                                                                        5,414
    Putnam VT Growth and Income                                                                                            43,363
    Putnam VT Vista                                                                                                       378,486
    Putnam VT International Growth                                                                                         44,828
    Templeton International Securities                                                                                     44,807
    Templeton Developing Markets Securities                                                                                16,448
                                                                                                                  ----------------
          Total net assets                                                                                            $ 3,037,200
                                                                                                                  ================


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                                                      Cova
                                             --------------------------------------------------------------------------------------
                                              Lord Abbett
                                               Growth                                Large                                 Small
                                                and         Bond       Developing     Cap        Mid-Cap      Quality       Cap
                                               Income     Debenture     Growth      Research      Value        Bond        Stock
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------


Income:
   Dividends                               $     5,864       13,959            -         361          274        3,362           1
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                    6,442        2,692          565       1,768        1,290          720       1,368
   Administrative fee                              773          323           68         212          155           86         164
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------
       Total expenses                            7,215        3,015          633       1,980        1,445          806       1,532
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net investment income (loss)             (1,351)      10,944         (633)     (1,619)      (1,171)       2,556      (1,531)
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      4,771          751        1,935         623          891          249         375
   Realized gain distributions                   8,143            -        1,834      12,951          580            -       4,044
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------
       Net realized gain (loss)                 12,914          751        3,769      13,574        1,471          249       4,419
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                               47,545      (12,873)     (13,609)      8,053       48,240        2,491     (20,886)
                                             ----------  -----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations            $    59,108       (1,178)     (10,473)     20,008       48,540        5,296     (17,998)
                                             ==========  ===========  ===========  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                            Cova                        GACC                   Russell
                                             ---------------------------------------  ---------  ----------------------------------

                                                Large                                              Multi-
                                                 Cap       Select      International    Money      Style      Aggressive
                                                Stock      Equity         Equity       Market      Equity      Equity      Non-U.S.
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------


Income:
   Dividends                               $      2,094         806             739          -           -            -          -
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

Expenses:
   Mortality and expense risk                     4,097       2,060           2,163          1           -            -          -
   Administrative fee                               492         247             260          -           -            -          -
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------
       Total expenses                             4,589       2,307           2,423          1           -            -          -
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

       Net investment income (loss)              (2,495)     (1,501)         (1,684)        (1)          -            -          -
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       1,678          51           8,387          -           -            -          -
   Realized gain distributions                   26,084      10,813          10,762          7           1            8          4
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------
       Net realized gain (loss)                  27,762      10,864          19,149          7           1            8          4
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

Change in unrealized appreciation
   (depreciation)                               (68,877)    (22,439)        (50,987)         -         (11)         (13)       (14)
                                             ----------- -----------  --------------  ---------  ----------  -----------  ---------

       Net increase (decrease) in net
         assets from operations            $    (43,610)    (13,076)        (33,522)         6         (10)          (5)       (10)
                                             =========== ===========  ==============  =========  ==========  ===========  =========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                   Russell                           AIM                            Alliance
                                          -----------------------  ----------------------------------------  -----------------------

                                                         Real                      V.I.           V.I.                       Real
                                             Core       Estate        V.I.       Capital      International    Premier      Estate
                                             Bond      Securities    Value     Appreciation      Equity        Growth     Investment
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------


Income:
   Dividends                             $        4            4          62              -             73            -           4
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

Expenses:
   Mortality and expense risk                     -            -         178            183            112          379          44
   Administrative fee                             -            -          21             22             13           45           5
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------
       Total expenses                             -            -         199            205            125          424          49
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

       Net investment income (loss)               4            4        (137)          (205)           (52)        (424)        (45)
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -            -          (7)            (3)            (9)         (25)         (1)
   Realized gain distributions                    -            -       2,169          1,767          1,867            5           -
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------
       Net realized gain (loss)                   -            -       2,162          1,764          1,858          (20)         (1)
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                                 4           13      (9,065)       (14,164)        (7,321)     (22,182)        389
                                          ----------  -----------  ---------- --------------  -------------  -----------  ----------

       Net increase (decrease) in net
         assets from operations          $        8           17      (7,040)       (12,605)        (5,515)     (22,626)        343
                                          ==========  ===========  ========== ==============  =============  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                             Kemper                           MFS                         Oppenheimer     Putnam
                                           -----------  -----------------------------------------------  -------------  ----------
                                                                                                                            VT
                                              Small                    Growth                                             Growth
                                               Cap                      with      Emerging      High                       and
                                              Value      Research      Income      Growth      Income        Bond         Income
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------


Income:
   Dividends                             $          -            -           -            -          -              -           -
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

Expenses:
   Mortality and expense risk                     108          248           -          100          -             20         138
   Administrative fee                              13           30           -           12          -              2          16
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------
       Total expenses                             121          278           -          112          -             22         154
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

       Net investment income (loss)              (121)        (278)          -         (112)         -            (22)       (154)
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         -          (11)          -           (5)         -              -           2
   Realized gain distributions                      -            -           -            -          -              -           -
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------
       Net realized gain (loss)                     -          (11)          -           (5)         -              -           2
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

Change in unrealized appreciation
   (depreciation)                               3,345      (10,726)          -       (5,667)        (7)            87       2,191
                                           -----------  -----------  ----------  -----------  ---------  -------------  ----------

       Net increase (decrease) in net
         assets from operations          $      3,224      (11,015)          -       (5,784)        (7)            65       2,039
                                           ===========  ===========  ==========  ===========  =========  =============  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000




                                                         Putnam                    Templeton
                                              --------------------------  ---------------------------

                                                                VT                         Developing
                                                  VT       International   International    Markets
                                                Vista         Growth        Securities     Securities    Total
                                              ----------  --------------  --------------  -----------  ----------


Income:
   Dividends                                $         -               -               -            -      27,607
                                              ----------  --------------  --------------  -----------  ----------

Expenses:
   Mortality and expense risk                     1,005             151             146           50      26,028
   Administrative fee                               121              18              18            6       3,122
                                              ----------  --------------  --------------  -----------  ----------
       Total expenses                             1,126             169             164           56      29,150
                                              ----------  --------------  --------------  -----------  ----------

       Net investment income (loss)              (1,126)           (169)           (164)         (56)     (1,543)
                                              ----------  --------------  --------------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         (52)             (5)             (2)          (3)     19,590
   Realized gain distributions                        -               -               -            -      81,039
                                              ----------  --------------  --------------  -----------  ----------
       Net realized gain (loss)                     (52)             (5)             (2)          (3)    100,629
                                              ----------  --------------  --------------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                               (65,181)         (1,800)            844       (1,491)   (214,111)
                                              ----------  --------------  --------------  -----------  ----------

       Net increase (decrease) in net
         assets from operations             $   (66,359)         (1,974)            678       (1,550)   (115,025)
                                              ==========  ==============  ==============  ===========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                             Lord Abbett
                                              Growth                                 Large                                 Small
                                                and         Bond      Developing      Cap       Mid-Cap      Quality        Cap
                                              Income      Debenture    Growth      Research      Value        Bond         Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     (1,351)     10,944         (633)      (1,619)     (1,171)       2,556       (1,531)
     Net realized gain (loss)                   12,914         751        3,769       13,574       1,471          249        4,419
     Change in unrealized appreciation
       (depreciation)                           47,545     (12,873)     (13,609)       8,053      48,240        2,491      (20,886)

       Net increase (decrease) from         -----------  ----------  -----------  -----------  ----------  -----------  -----------
         operations                             59,108      (1,178)     (10,473)      20,008      48,540        5,296      (17,998)
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     -           -            -            -           -            -            -
   Cova redemptions                                  -           -            -            -           -            -            -
   Payments received from contract
     owners                                     62,532      11,606       25,426       14,570      39,812            -       36,750
   Transfers between sub-accounts
     (including fixed account), net             40,859      17,200        5,385       39,669      42,720       (4,588)      28,338
   Transfers for contract benefits and
     terminations                             (117,536)    (40,234)        (897)      (3,310)     (2,311)     (10,411)        (669)

       Net increase (decrease) in net
         assets from contract               -----------  ----------  -----------  -----------  ----------  -----------  -----------
         transactions                          (14,145)    (11,428)      29,914       50,929      80,221      (14,999)      64,419
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 44,963     (12,606)      19,441       70,937     128,761       (9,703)      46,421

Net assets at beginning of period              577,638     236,750       47,068      106,236      64,150       65,521       86,155
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $    622,601     224,144       66,509      177,173     192,911       55,818      132,576
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                            Cova                       GACC                    Russell
                                             -------------------------------------  -----------  -----------------------------------

                                               Large                                               Multi-
                                                Cap        Select     International   Money        Style      Aggressive
                                               Stock       Equity        Equity       Market       Equity       Equity     Non-U.S.
                                             ----------  -----------  ------------  -----------  -----------  ----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $    (2,495)      (1,501)       (1,684)          (1)           -           -           -
     Net realized gain (loss)                   27,762       10,864        19,149            7            1           8           4
     Change in unrealized appreciation
       (depreciation)                          (68,877)     (22,439)      (50,987)           -          (11)        (13)        (14)

       Net increase (decrease) from          ----------  -----------  ------------  -----------  -----------  ----------  ----------
         operations                            (43,610)     (13,076)      (33,522)           6          (10)         (5)        (10)
                                             ----------  -----------  ------------  -----------  -----------  ----------  ----------

Contract transactions:
   Cova payments                                     -            -             -            -          100         100         100
   Cova redemptions                                  -            -             -            -            -           -           -
   Payments received from contract
     owners                                      3,062            -             -            -            -           -           -
   Transfers between sub-accounts
     (including fixed account), net             59,135       16,596        38,478            -            -           -           -
   Transfers for contract benefits and
     terminations                              (20,066)      (2,189)      (38,332)           -            -           -           -

       Net increase (decrease) in net
         assets from contract                ----------  -----------  ------------  -----------  -----------  ----------  ----------
         transactions                           42,131       14,407           146            -          100         100         100
                                             ----------  -----------  ------------  -----------  -----------  ----------  ----------

       Net increase (decrease) in net
         assets                                 (1,479)       1,331       (33,376)           6           90          95          90

Net assets at beginning of period              306,895      162,144       200,378          102            -           -           -
                                             ----------  -----------  ------------  -----------  -----------  ----------  ----------
Net assets at end of period                $   305,416      163,475       167,002          108           90          95          90
                                             ==========  ===========  ============  ===========  ===========  ==========  ==========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                    Russell                           AIM                           Alliance
                                            ----------------------  --------------------------------------- ------------------------

                                                          Real                     V.I.           V.I.                      Real
                                              Core       Estate       V.I.        Capital      International  Premier      Estate
                                              Bond      Securities    Value     Appreciation     Equity       Growth      Investment
                                            ---------  -----------  ---------  -------------  ------------- -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $        4            4       (137)          (205)           (52)       (424)         (45)
     Net realized gain (loss)                      -            -      2,162          1,764          1,858         (20)          (1)
     Change in unrealized appreciation
       (depreciation)                              4           13     (9,065)       (14,164)        (7,321)    (22,182)         389

       Net increase (decrease) from         ---------  -----------  ---------  -------------  ------------- -----------  -----------
         operations                                8           17     (7,040)       (12,605)        (5,515)    (22,626)         343
                                            ---------  -----------  ---------  -------------  ------------- -----------  -----------

Contract transactions:
   Cova payments                                 100          100        100            100            100         100          100
   Cova redemptions                                -            -          -              -              -           -            -
   Payments received from contract
     owners                                        -            -     55,899         75,017         34,213     122,426       14,223
   Transfers between sub-accounts
     (including fixed account), net                -            -          -              -              -           -            -
   Transfers for contract benefits and
     terminations                                  -            -        (22)           (85)          (284)       (376)           -

       Net increase (decrease) in net
         assets from contract               ---------  -----------  ---------  -------------  ------------- -----------  -----------
         transactions                            100          100     55,977         75,032         34,029     122,150       14,323
                                            ---------  -----------  ---------  -------------  ------------- -----------  -----------

       Net increase (decrease) in net
         assets                                  108          117     48,937         62,427         28,514      99,524       14,666

Net assets at beginning of period                  -            -          -              -              -           -            -
                                            ---------  -----------  ---------  -------------  ------------- -----------  -----------
Net assets at end of period               $      108          117     48,937         62,427         28,514      99,524       14,666
                                            =========  ===========  =========  =============  ============= ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                              Kemper                           MFS                         Oppenheimer     Putnam
                                            -----------  ------------------------------------------------  ------------  -----------
                                                                                                                             VT
                                               Small                    Growth                                             Growth
                                                Cap                      with      Emerging       High                       and
                                               Value      Research      Income      Growth       Income        Bond        Income
                                            -----------  -----------  ----------  -----------  ----------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $       (121)        (278)          -         (112)          -           (22)        (154)
     Net realized gain (loss)                        -          (11)          -           (5)          -             -            2
     Change in unrealized appreciation
       (depreciation)                            3,345      (10,726)          -       (5,667)         (7)           87        2,191

       Net increase (decrease) from         -----------  -----------  ----------  -----------  ----------  ------------  -----------
         operations                              3,224      (11,015)          -       (5,784)         (7)           65        2,039
                                            -----------  -----------  ----------  -----------  ----------  ------------  -----------

Contract transactions:
   Cova payments                                   100          100         100          100         100           100          100
   Cova redemptions                                  -            -           -            -           -             -            -
   Payments received from contract
     owners                                     42,104       78,091           -       35,172           -         5,249       41,224
   Transfers between sub-accounts
     (including fixed account), net                  -            -           -            -           -             -            -
   Transfers for contract benefits and
     terminations                                    -         (382)          -         (350)          -             -            -

       Net increase (decrease) in net
         assets from contract               -----------  -----------  ----------  -----------  ----------  ------------  -----------
         transactions                           42,204       77,809         100       34,922         100         5,349       41,324
                                            -----------  -----------  ----------  -----------  ----------  ------------  -----------

       Net increase (decrease) in net
         assets                                 45,428       66,794         100       29,138          93         5,414       43,363

Net assets at beginning of period                    -            -           -            -           -             -            -
                                            -----------  -----------  ----------  -----------  ----------  ------------  -----------
Net assets at end of period               $     45,428       66,794         100       29,138          93         5,414       43,363
                                            ===========  ===========  ==========  ===========  ==========  ============  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000




                                                      Putnam                     Templeton
                                            --------------------------  -----------------------------

                                                              VT                         Developing
                                                VT        International  International     Markets
                                               Vista        Growth        Securities     Securities        Total
                                            -----------  -------------  --------------  -------------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     (1,126)          (169)           (164)           (56)        (1,543)
     Net realized gain (loss)                      (52)            (5)             (2)            (3)       100,629
     Change in unrealized appreciation
       (depreciation)                          (65,181)        (1,800)            844         (1,491)      (214,111)

       Net increase (decrease) from         -----------  -------------  --------------  -------------  -------------
         operations                            (66,359)        (1,974)            678         (1,550)      (115,025)
                                            -----------  -------------  --------------  -------------  -------------

Contract transactions:
   Cova payments                                   100            100             100            100          2,100
   Cova redemptions                                (83)             -               -              -            (83)
   Payments received from contract
     owners                                    444,963         46,702          44,116         17,898      1,251,055
   Transfers between sub-accounts
     (including fixed account), net                  -              -               -              -        283,792
   Transfers for contract benefits and
     terminations                                 (135)             -             (87)             -       (237,676)

       Net increase (decrease) in net
         assets from contract               -----------  -------------  --------------  -------------  -------------
         transactions                          444,845         46,802          44,129         17,998      1,299,188
                                            -----------  -------------  --------------  -------------  -------------

       Net increase (decrease) in net
         assets                                378,486         44,828          44,807         16,448      1,184,163

Net assets at beginning of period                    -              -               -              -      1,853,037
                                            -----------  -------------  --------------  -------------  -------------
Net assets at end of period               $    378,486         44,828          44,807         16,448      3,037,200
                                            ===========  =============  ==============  =============  =============


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                                                     Cova
                                            ---------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                                Large                                  Small
                                               and         Bond      Developing      Cap        Mid-Cap     Quality         Cap
                                              Income     Debenture     Growth      Research      Value        Bond         Stock
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     (6,411)      1,057         (345)        (828)       (494)        (204)        (615)
     Net realized gain (loss)                    1,698       1,309          104          142          23          505           65
     Change in unrealized appreciation
       (depreciation)                           55,182       2,221        9,454       17,889       2,817       (2,260)      26,658

       Net increase (decrease) from         -----------  ----------  -----------  -----------  ----------  -----------  -----------
         operations                             50,469       4,587        9,213       17,203       2,346       (1,959)      26,108
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                     -           -            -            -           -            -            -
   Cova redemptions                                  -           -            -            -           -            -            -
   Payments received from contract
     owners                                     90,778      41,228       12,849       42,395       9,150            -        3,822
   Transfers between sub-accounts
     (including fixed account), net            442,801      35,530       23,161       14,994      37,227        4,632       22,564
   Transfers for contract benefits and
     terminations                               (6,410)     (5,378)           1         (434)        (94)      (5,764)         (48)

       Net increase (decrease) in net
         assets from contract               -----------  ----------  -----------  -----------  ----------  -----------  -----------
         transactions                          527,169      71,380       36,011       56,955      46,283       (1,132)      26,338
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                                577,638      75,967       45,224       74,158      48,629       (3,091)      52,446

Net assets at beginning of period                    -     160,783        1,844       32,078      15,521       68,612       33,709
                                            -----------  ----------  -----------  -----------  ----------  -----------  -----------
Net assets at end of period               $    577,638     236,750       47,068      106,236      64,150       65,521       86,155
                                            ===========  ==========  ===========  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999




                                                           Cova                         GACC     Lord Abbett
                                            ---------------------------------------  ----------- -----------

                                              Large                                                Growth
                                               Cap        Select     International     Money        and
                                              Stock       Equity        Equity         Market      Income       Total
                                            -----------  ----------  --------------  ----------- -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $     (2,883)     (1,539)         (1,224)        (240)        (97)     (13,823)
     Net realized gain (loss)                    7,880      12,672           2,213          846      16,931       44,388
     Change in unrealized appreciation
       (depreciation)                           30,178        (440)         38,202           (6)     (2,381)     177,514

       Net increase (decrease) from         -----------  ----------  --------------  ----------- -----------  -----------
         operations                             35,175      10,693          39,191          600      14,453      208,079
                                            -----------  ----------  --------------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                     -           -               -          100           -          100
   Cova redemptions                                  -           -               -            -           -            -
   Payments received from contract
     owners                                     77,295      20,000          13,209            -       1,382      312,108
   Transfers between sub-accounts
     (including fixed account), net             71,124      43,240          59,115      (24,606)   (328,602)     401,180
   Transfers for contract benefits and
     terminations                               (6,781)       (239)           (788)           -           9      (25,926)

       Net increase (decrease) in net
         assets from contract               -----------  ----------  --------------  ----------- -----------  -----------
         transactions                          141,638      63,001          71,536      (24,506)   (327,211)     687,462
                                            -----------  ----------  --------------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                                176,813      73,694         110,727      (23,906)   (312,758)     895,541

Net assets at beginning of period              130,082      88,450          89,651       24,008     312,758      957,496
                                            -----------  ----------  --------------  ----------- -----------  -----------
Net assets at end of period               $    306,895     162,144         200,378          102           -    1,853,037
                                            ===========  ==========  ==============  =========== ===========  ===========


See accompanying notes to financial statements.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(1)   ORGANIZATION
      First Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Cova Life Insurance Company (FCLIC) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FCLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FCLIC.

           Cova Series Trust (Cova)                            Alliance Variable Products Series Fund, Inc. (Alliance)
              Lord Abbett Growth and Income Portfolio            Premier Growth Portfolio
              Bond Debenture Portfolio                           Real Estate Investment Portfolio
              Developing Growth Portfolio                      Kemper Variable Series (Kemper)
              Large Cap Research Portfolio                       Kemper Small Cap Value Portfolio
              Mid-Cap Value Portfolio                          MFS Variable Insurance Trust (MFS)
              Quality Bond Portfolio                             MFS Research Series
              Small Cap Stock Portfolio                          MFS Growth with Income Series
              Large Cap Stock Portfolio                          MFS Emerging Growth Series
              Select Equity Portfolio                            MFS High Income Series
              International Equity Portfolio                   Oppenheimer Variable Account Funds (Oppenheimer)
           General American Capital Company (GACC)               Oppenheimer Bond Fund / VA
              Money Market Fund                                Putnam Variable Trust (Putnam)
           Russell Insurance Funds (Russell)                     Putnam VT Growth and Income Fund
              Multi-Style Equity Fund                            Putnam VT Vista Fund
              Aggressive Equity Fund                             Putnam VT International Growth Fund
              Non-U.S. Fund                                    Franklin Templeton Variable Insurance Products Trust (Templeton)
              Core Bond Fund                                     Templeton International Securities Fund
              Real Estate Securities Fund                        Templeton Developing Markets Securities Fund
           AIM Variable Insurance Funds, Inc. (AIM)
              AIM V.I. Value Fund
              AIM V.I. Capital Appreciation Fund
              AIM V.I. International Equity Fund


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000



      (C)  FEDERAL INCOME TAXES
           The operations of the Separate Account are included in the federal income tax return of FCLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FCLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.


(3)   SEPARATE ACCOUNT EXPENSES
      FCLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by FCLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)   CONTRACT FEES
      There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within seven years after receipt and is equal to 7% of the purchase payment withdrawn in the first and second years, 5% of the purchase payments withdrawn in the third, fourth and fifth years and 3% of the purchase payments withdrawn in the sixth and seventh years. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. FCLIC does not assess a withdrawal on earnings withdrawn from the contract. FCLIC deducted surrender fees of $7,536 from the Separate Account during the year ended December 31, 2000.

      FCLIC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, FCLIC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. FCLIC deducted contract maintenance and transfer fees of $1,012 from the Separate Account during the year ended December 31, 2000.

      Currently, FCLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. FCLIC reserves the right to deduct premium taxes when incurred.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income                    $ 519,874
       Cova Bond Debenture                                     232,177
       Cova Developing Growth                                   70,543
       Cova Large Cap Research                                 148,273
       Cova Mid-Cap Value                                      141,767
       Cova Quality Bond                                        52,546
       Cova Small Cap Stock                                    126,410
       Cova Large Cap Stock                                    322,408
       Cova Select Equity                                      175,746
       Cova International Equity                               174,660
       GACC Money Market                                           103
       Russell Multi-Style Equity                                  101
       Russell Aggressive Equity                                   108
       Russell Non-U.S.                                            104
       Russell Core Bond                                           104
       Russell Real Estate Securities                              104
       AIM V.I. Value                                           58,113
       AIM V.I. Capital Appreciation                            76,740
       AIM V.I. International Equity                            35,900
       Alliance Premier Growth                                 121,936
       Alliance Real Estate Investment                          14,306
       Kemper Small Cap Value                                   42,181
       MFS Research                                             77,671
       MFS Growth with Income                                      100
       MFS Emerging Growth                                      34,872
       MFS High Income                                             100
       Oppenheimer Bond                                          5,339
       Putnam VT Growth and Income                              41,262
       Putnam VT Vista                                         444,396
       Putnam VT International Growth                           46,721
       Templeton International Securities                       44,056
       Templeton Developing Markets Securities                  17,972
                                                        ---------------
                                                           $ 3,026,693
                                                        ===============

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE
                                                     Commenced              Sub-account Accumulation Unit Value
                                                                     -------------------------------------------------
                                                     Operations      12/31/00     12/31/99     12/31/98     12/31/97
                                                     -----------     ----------  -----------  -----------  -----------

      Cova Lord Abbett Growth and Income               01/08/99    $ 44.619598    39.456238            -            -
      Cova Bond Debenture                              05/15/97      13.683855    13.765717    13.496763    12.882042
      Cova Developing Growth                           11/23/98      11.568561    14.452824    11.068002            -
      Cova Large Cap Research                          03/03/98      16.253222    14.635296    11.825475            -
      Cova Mid-Cap Value                               03/04/98      16.401849    10.875326    10.437999            -
      Cova Quality Bond                                05/15/97      12.708193    11.567101    11.914486    11.155130
      Cova Small Cap Stock                             03/17/97      15.824066    17.933548    12.583415    13.492111
      Cova Large Cap Stock                             03/11/97      19.661808    22.548635    19.428714    14.889594
      Cova Select Equity                               03/11/97      17.000068    18.384195    16.987197    14.053502
      Cova International Equity                        03/11/97      13.413013    16.337166    12.891430    11.462941
      GACC Money Market                                12/28/98      12.261444    11.558870    11.109941            -
      Russell Multi-Style Equity                       05/01/00       9.000000            -            -            -
      Russell Aggressive Equity                        05/01/00       9.508000            -            -            -
      Russell Non-U.S.                                 05/01/00       8.989000            -            -            -
      Russell Core Bond                                05/01/00      10.782000            -            -            -
      Russell Real Estate Securities                   05/01/00      11.661000            -            -            -
      AIM V.I. Value                                   05/01/00       8.020585            -            -            -
      AIM V.I. Capital Appreciation                    05/01/00       8.345214            -            -            -
      AIM V.I. International Equity                    05/01/00       7.957098            -            -            -
      Alliance Premier Growth                          05/01/00       7.895889            -            -            -
      Alliance Real Estate Investment                  05/01/00      11.281599            -            -            -
      Kemper Small Cap Value                           05/01/00      10.413896            -            -            -
      MFS Research                                     05/01/00       8.939971            -            -            -
      MFS Growth with Income                           05/01/00       9.916000            -            -            -
      MFS Emerging Growth                              05/01/00       8.028494            -            -            -
      MFS High Income                                  05/01/00       9.284000            -            -            -
      Oppenheimer Bond                                 05/01/00      10.539164            -            -            -
      Putnam VT Growth and Income                      05/01/00      10.840571            -            -            -
      Putnam VT Vista                                  05/01/00       8.348103            -            -            -
      Putnam VT International Growth                   05/01/00       9.120809            -            -            -
      Templeton International Securities               05/01/00      10.324539            -            -            -
      Templeton Developing Markets Securities          05/01/00       8.050513            -            -            -



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE
                                                     Commenced               Sub-account Net Assets (in thousands)
                                                                      -------------------------------------------------
                                                     Operations        12/31/00     12/31/99    12/31/98     12/31/97
                                                     -----------      -----------  -----------  ----------  -----------

      Cova Lord Abbett Growth and Income               01/08/99    $         623          578         313          171
      Cova Bond Debenture                              05/15/97              224          237         161          115
      Cova Developing Growth                           11/23/98               67           47           2            -
      Cova Large Cap Research                          03/03/98              177          106          32            -
      Cova Mid-Cap Value                               03/04/98              193           64          16            -
      Cova Quality Bond                                05/15/97               56           66          69           23
      Cova Small Cap Stock                             03/17/97              133           86          34            7
      Cova Large Cap Stock                             03/11/97              305          307         130           42
      Cova Select Equity                               03/11/97              163          162          88           19
      Cova International Equity                        03/11/97              167          200          90           44
      GACC Money Market                                12/28/98                -            -          24            -
      Russell Multi-Style Equity                       05/01/00                -            -           -            -
      Russell Aggressive Equity                        05/01/00                -            -           -            -
      Russell Non-U.S.                                 05/01/00                -            -           -            -
      Russell Core Bond                                05/01/00                -            -           -            -
      Russell Real Estate Securities                   05/01/00                -            -           -            -
      AIM V.I. Value                                   05/01/00               49            -           -            -
      AIM V.I. Capital Appreciation                    05/01/00               62            -           -            -
      AIM V.I. International Equity                    05/01/00               29            -           -            -
      Alliance Premier Growth                          05/01/00              100            -           -            -
      Alliance Real Estate Investment                  05/01/00               15            -           -            -
      Kemper Small Cap Value                           05/01/00               45            -           -            -
      MFS Research                                     05/01/00               67            -           -            -
      MFS Growth with Income                           05/01/00                -            -           -            -
      MFS Emerging Growth                              05/01/00               29            -           -            -
      MFS High Income                                  05/01/00                -            -           -            -
      Oppenheimer Bond                                 05/01/00                5            -           -            -
      Putnam VT Growth and Income                      05/01/00               43            -           -            -
      Putnam VT Vista                                  05/01/00              378            -           -            -
      Putnam VT International Growth                   05/01/00               45            -           -            -
      Templeton International Securities               05/01/00               45            -           -            -
      Templeton Developing Markets Securities          05/01/00               16            -           -            -


FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                     Commenced          Sub-account Accumulation Unit Total Return*
                                                                     -------------------------------------------------
                                                     Operations        2000         1999         1998         1997
                                                     -----------     ----------  -----------  -----------  -----------

      Cova Lord Abbett Growth and Income               01/08/99         13.09%        9.89%            -            -
      Cova Bond Debenture                              05/15/97         -0.60%        1.99%        4.77%        9.71%
      Cova Developing Growth                           11/23/98        -19.96%       30.58%        8.57%            -
      Cova Large Cap Research                          03/03/98         11.06%       23.76%        8.01%            -
      Cova Mid-Cap Value                               03/04/98         50.82%        4.19%       -5.54%            -
      Cova Quality Bond                                05/15/97          9.87%       -2.92%        6.81%        6.79%
      Cova Small Cap Stock                             03/17/97        -11.76%       42.52%       -6.74%       23.53%
      Cova Large Cap Stock                             03/11/97        -12.80%       16.06%       30.49%       20.08%
      Cova Select Equity                               03/11/97         -7.53%        8.22%       20.88%       19.47%
      Cova International Equity                        03/11/97        -17.90%       26.73%       12.46%        2.87%
      GACC Money Market                                12/28/98          6.08%        4.04%            -            -
      Russell Multi-Style Equity                       05/01/00        -10.00%            -            -            -
      Russell Aggressive Equity                        05/01/00         -4.92%            -            -            -
      Russell Non-U.S.                                 05/01/00        -10.11%            -            -            -
      Russell Core Bond                                05/01/00          7.82%            -            -            -
      Russell Real Estate Securities                   05/01/00         16.61%            -            -            -
      AIM V.I. Value                                   05/01/00        -19.79%            -            -            -
      AIM V.I. Capital Appreciation                    05/01/00        -16.55%            -            -            -
      AIM V.I. International Equity                    05/01/00        -20.43%            -            -            -
      Alliance Premier Growth                          05/01/00        -21.04%            -            -            -
      Alliance Real Estate Investment                  05/01/00         12.82%            -            -            -
      Kemper Small Cap Value                           05/01/00          4.14%            -            -            -
      MFS Research                                     05/01/00        -10.60%            -            -            -
      MFS Growth with Income                           05/01/00         -0.84%            -            -            -
      MFS Emerging Growth                              05/01/00        -19.72%            -            -            -
      MFS High Income                                  05/01/00         -7.16%            -            -            -
      Oppenheimer Bond                                 05/01/00          5.39%            -            -            -
      Putnam VT Growth and Income                      05/01/00          8.41%            -            -            -
      Putnam VT Vista                                  05/01/00        -16.52%            -            -            -
      Putnam VT International Growth                   05/01/00         -8.79%            -            -            -
      Templeton International Securities               05/01/00          3.25%            -            -            -
      Templeton Developing Markets Securities          05/01/00        -19.50%            -            -            -

* The total return does not include contract charges and the inclusion of these charges would reduce the total return. The total return is not annualized for periods less than 1 year; the expense ratio is annualized.





FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                     Commenced        Sub-account Expense as a % of Average Net Assets*
                                                                      -------------------------------------------------
                                                     Operations          2000         1999        1998         1997
                                                     -----------      -----------  -----------  ----------  -----------

      Cova Lord Abbett Growth and Income               01/08/99            1.40%        1.40%           -            -
      Cova Bond Debenture                              05/15/97            1.40%        1.40%       1.40%        1.40%
      Cova Developing Growth                           11/23/98            1.40%        1.40%       1.40%            -
      Cova Large Cap Research                          03/03/98            1.40%        1.40%       1.40%            -
      Cova Mid-Cap Value                               03/04/98            1.40%        1.40%       1.40%            -
      Cova Quality Bond                                05/15/97            1.40%        1.40%       1.40%        1.40%
      Cova Small Cap Stock                             03/17/97            1.40%        1.40%       1.40%        1.40%
      Cova Large Cap Stock                             03/11/97            1.40%        1.40%       1.40%        1.40%
      Cova Select Equity                               03/11/97            1.40%        1.40%       1.40%        1.40%
      Cova International Equity                        03/11/97            1.40%        1.40%       1.40%        1.40%
      GACC Money Market                                12/28/98            1.40%        1.40%       1.40%            -
      Russell Multi-Style Equity                       05/01/00            1.40%            -           -            -
      Russell Aggressive Equity                        05/01/00            1.40%            -           -            -
      Russell Non-U.S.                                 05/01/00            1.40%            -           -            -
      Russell Core Bond                                05/01/00            1.40%            -           -            -
      Russell Real Estate Securities                   05/01/00            1.40%            -           -            -
      AIM V.I. Value                                   05/01/00            1.40%            -           -            -
      AIM V.I. Capital Appreciation                    05/01/00            1.40%            -           -            -
      AIM V.I. International Equity                    05/01/00            1.40%            -           -            -
      Alliance Premier Growth                          05/01/00            1.40%            -           -            -
      Alliance Real Estate Investment                  05/01/00            1.40%            -           -            -
      Kemper Small Cap Value                           05/01/00            1.40%            -           -            -
      MFS Research                                     05/01/00            1.40%            -           -            -
      MFS Growth with Income                           05/01/00            1.40%            -           -            -
      MFS Emerging Growth                              05/01/00            1.40%            -           -            -
      MFS High Income                                  05/01/00            1.40%            -           -            -
      Oppenheimer Bond                                 05/01/00            1.40%            -           -            -
      Putnam VT Growth and Income                      05/01/00            1.40%            -           -            -
      Putnam VT Vista                                  05/01/00            1.40%            -           -            -
      Putnam VT International Growth                   05/01/00            1.40%            -           -            -
      Templeton International Securities               05/01/00            1.40%            -           -            -
      Templeton Developing Markets Securities          05/01/00            1.40%            -           -            -

* The total return does not include contract charges and the inclusion of these charges would reduce the total return. The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the year ending December 31, 2000 and December 31, 1999 follows:

                                                                                       Realized Gain (Loss)
                                                              ------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                   Year or     Proceeds from Sales       of Fund Shares            Realized
                                                   Period        of Fund Shares             Redeemed              Gain (Loss)
                                                   -------    --------------------    ---------------------    -----------------


      Cova Lord Abbett Growth and Income             2000               $ 159,953                $ 155,182              $ 4,771
                                                     1999                  45,506                   43,808                1,698

      Cova Bond Debenture                            2000                  46,415                   45,664                  751
                                                     1999                   5,846                    5,804                   42

      Cova Developing Growth                         2000                  10,592                    8,657                1,935
                                                     1999                   3,945                    3,841                  104

      Cova Large Cap Research                        2000                   5,008                    4,385                  623
                                                     1999                   1,385                    1,243                  142

      Cova Mid-Cap Value                             2000                  11,104                   10,213                  891
                                                     1999                     484                      461                   23

      Cova Quality Bond                              2000                  15,810                   15,561                  249
                                                     1999                   6,688                    6,544                  144

      Cova Small Cap Stock                           2000                   2,145                    1,770                  375
                                                     1999                     873                      808                   65

      Cova Large Cap Stock                           2000                  22,203                   20,525                1,678
                                                     1999                   7,899                    6,806                1,093

      Cova Select Equity                             2000                   4,372                    4,321                   51
                                                     1999                   2,424                    2,265                  159

      Cova International Equity                      2000                  41,718                   33,331                8,387
                                                     1999                   2,628                    2,351                  277

      GACC Money Market                              2000                       1                        1                    -
                                                     1999                  24,749                   23,903                  846

      Russell Multi-Style Equity                     2000                       -                        -                    -
                                                     1999                       -                        -                    -

      Russell Aggressive Equity                      2000                       -                        -                    -
                                                     1999                       -                        -                    -

      Russell Non-U.S.                               2000                       -                        -                    -
                                                     1999                       -                        -                    -



FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                              ------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                   Year or     Proceeds from Sales       of Fund Shares            Realized
                                                   Period        of Fund Shares             Redeemed              Gain (Loss)
                                                   -------    --------------------    ---------------------    -----------------


      Russell Core Bond                              2000                     $ -                      $ -                  $ -
                                                     1999                       -                        -                    -

      Russell Real Estate Securities                 2000                       -                        -                    -
                                                     1999                       -                        -                    -

      AIM V.I. Value                                 2000                      88                       95                   (7)
                                                     1999                       -                        -                    -

      AIM V.I. Capital Appreciation                  2000                      55                       58                   (3)
                                                     1999                       -                        -                    -

      AIM V.I. International Equity                  2000                      61                       70                   (9)
                                                     1999                       -                        -                    -

      Alliance Premier Growth                        2000                     194                      219                  (25)
                                                     1999                       -                        -                    -

      Alliance Real Estate Investment                2000                      20                       21                   (1)
                                                     1999                       -                        -                    -

      Kemper Small Cap Value                         2000                      23                       23                    -
                                                     1999                       -                        -                    -

      MFS Research                                   2000                     128                      139                  (11)
                                                     1999                       -                        -                    -

      MFS Growth with Income                         2000                       -                        -                    -
                                                     1999                       -                        -                    -

      MFS Emerging Growth                            2000                      45                       50                   (5)
                                                     1999                       -                        -                    -

      MFS High Income                                2000                       -                        -                    -
                                                     1999                       -                        -                    -

      Oppenheimer Bond                               2000                      11                       11                    -
                                                     1999                       -                        -                    -

      Putnam VT Growth and Income                    2000                      64                       62                    2
                                                     1999                       -                        -                    -





FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                              ------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                   Year or     Proceeds from Sales       of Fund Shares            Realized
                                                   Period        of Fund Shares             Redeemed              Gain (Loss)
                                                   -------    --------------------    ---------------------    -----------------


      Putnam VT Vista                                2000                   $ 480                    $ 532                $ (52)
                                                     1999                       -                        -                    -

      Putnam VT International Growth                 2000                      76                       81                   (5)
                                                     1999                       -                        -                    -

      Templeton International Securities             2000                      71                       73                   (2)
                                                     1999                       -                        -                    -

      Templeton Developing Markets Securities        2000                      23                       26                   (3)
                                                     1999                       -                        -                    -



































FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                              Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                  Appreciation            Appreciation
                                                   Year or       (Depreciation)          (Depreciation)
                                                   Period        End of Period         Beginning of Period          Change
                                                   -------    --------------------    ---------------------    -----------------


      Cova Lord Abbett Growth and Income             2000               $ 102,727                 $ 55,182             $ 47,545
                                                     1999                  55,182                        -               55,182

      Cova Bond Debenture                            2000                  (8,033)                   4,840              (12,873)
                                                     1999                   4,840                    2,619                2,221

      Cova Developing Growth                         2000                  (4,034)                   9,575              (13,609)
                                                     1999                   9,575                      121                9,454

      Cova Large Cap Research                        2000                  28,900                   20,847                8,053
                                                     1999                  20,847                    2,958               17,889

      Cova Mid-Cap Value                             2000                  51,144                    2,904               48,240
                                                     1999                   2,904                       87                2,817

      Cova Quality Bond                              2000                   3,272                      781                2,491
                                                     1999                     781                    3,041               (2,260)

      Cova Small Cap Stock                           2000                   6,166                   27,052              (20,886)
                                                     1999                  27,052                      394               26,658

      Cova Large Cap Stock                           2000                 (16,992)                  51,885              (68,877)
                                                     1999                  51,885                   21,707               30,178

      Cova Select Equity                             2000                 (12,271)                  10,168              (22,439)
                                                     1999                  10,168                   10,608                 (440)

      Cova International Equity                      2000                  (7,658)                  43,329              (50,987)
                                                     1999                  43,329                    5,127               38,202

      GACC Money Market                              2000                       5                        5                    -
                                                     1999                       5                       11                   (6)

      Russell Multi-Style Equity                     2000                     (11)                       -                  (11)
                                                     1999                       -                        -                    -

      Russell Aggressive Equity                      2000                     (13)                       -                  (13)
                                                     1999                       -                        -                    -

      Russell Non-U.S.                               2000                     (14)                       -                  (14)
                                                     1999                       -                        -                    -





FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                             Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                  Appreciation            Appreciation
                                                   Year or       (Depreciation)          (Depreciation)
                                                   Period        End of Period         Beginning of Period          Change
                                                   -------    --------------------    ---------------------    -----------------


      Russell Core Bond                              2000                     $ 4                      $ -                  $ 4
                                                     1999                       -                        -                    -

      Russell Real Estate Securities                 2000                      13                        -                   13
                                                     1999                       -                        -                    -

      AIM V.I. Value                                 2000                  (9,065)                       -               (9,065)
                                                     1999                       -                        -                    -

      AIM V.I. Capital Appreciation                  2000                 (14,164)                       -              (14,164)
                                                     1999                       -                        -                    -

      AIM V.I. International Equity                  2000                  (7,321)                       -               (7,321)
                                                     1999                       -                        -                    -

      Alliance Premier Growth                        2000                 (22,182)                       -              (22,182)
                                                     1999                       -                        -                    -

      Alliance Real Estate Investment                2000                     389                        -                  389
                                                     1999                       -                        -                    -

      Kemper Small Cap Value                         2000                   3,345                        -                3,345
                                                     1999                       -                        -                    -

      MFS Research                                   2000                 (10,726)                       -              (10,726)
                                                     1999                       -                        -                    -

      MFS Growth with Income                         2000                       -                        -                    -
                                                     1999                       -                        -                    -

      MFS Emerging Growth                            2000                  (5,667)                       -               (5,667)
                                                     1999                       -                        -                    -

      MFS High Income                                2000                      (7)                       -                   (7)
                                                     1999                       -                        -                    -

      Oppenheimer Bond                               2000                      87                        -                   87
                                                     1999                       -                        -                    -

      Putnam VT Growth and Income                    2000                   2,191                        -                2,191
                                                     1999                       -                        -                    -





FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                  Appreciation            Appreciation
                                                   Year or       (Depreciation)          (Depreciation)
                                                   Period        End of Period         Beginning of Period          Change
                                                   -------    --------------------    ---------------------    -----------------


      Putnam VT Vista                                2000               $ (65,181)                     $ -            $ (65,181)
                                                     1999                       -                        -                    -

      Putnam VT International Growth                 2000                  (1,800)                       -               (1,800)
                                                     1999                       -                        -                    -

      Templeton International Securities             2000                     844                        -                  844
                                                     1999                       -                        -                    -

      Templeton Developing Markets Securities        2000                  (1,491)                       -               (1,491)
                                                     1999                       -                        -                    -







FIRST COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)   SUB-ACCOUNT ACCUMULATION UNITS OUTSTANDING

                                                          12/31/00        12/31/99        12/31/98         12/31/97
                                                        --------------  --------------  --------------  ---------------


        Cova Lord Abbett Growth and Income                   13,954          14,640           9,112            5,547
        Cova Bond Debenture                                  16,380          17,199          11,913            8,928
        Cova Developing Growth                                5,749           3,257             167                -
        Cova Large Cap Research                              10,901           7,259           2,713                -
        Cova Mid-Cap Value                                   11,762           5,899           1,487                -
        Cova Quality Bond                                     4,392           5,664           5,759            2,068
        Cova Small Cap Stock                                  8,378           4,804           2,679              530
        Cova Large Cap Stock                                 15,533          13,610           6,695            2,807
        Cova Select Equity                                    9,616           8,820           5,207            1,321
        Cova International Equity                            12,451          12,265           6,954            3,836
        GACC Money Market                                         9               9           2,161                -
        Russell Multi-Style Equity                               10               -               -                -
        Russell Aggressive Equity                                10               -               -                -
        Russell Non-U.S.                                         10               -               -                -
        Russell Core Bond                                        10               -               -                -
        Russell Real Estate Securities                           10               -               -                -
        AIM V.I. Value                                        6,101               -               -                -
        AIM V.I. Capital Appreciation                         7,481               -               -                -
        AIM V.I. International Equity                         3,584               -               -                -
        Alliance Premier Growth                              12,604               -               -                -
        Alliance Real Estate Investment                       1,300               -               -                -
        Kemper Small Cap Value                                4,362               -               -                -
        MFS Research                                          7,471               -               -                -
        MFS Growth with Income                                   10               -               -                -
        MFS Emerging Growth                                   3,629               -               -                -
        MFS High Income                                          10               -               -                -
        Oppenheimer Bond                                        514               -               -                -
        Putnam VT Growth and Income                           4,000               -               -                -
        Putnam VT Vista                                      45,338               -               -                -
        Putnam VT International Growth                        4,915               -               -                -
        Templeton International Securities                    4,340               -               -                -
        Templeton Developing Markets Securities               2,043               -               -                -




                        FIRST COVA LIFE INSURANCE COMPANY

                   Statutory Financial Statements and Schedule

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)

INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
First Cova Life Insurance Company
New York, New York


We have audited the accompanying statutory-basis statement of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 2000, and the related statutory-basis statements of operations, capital stock and surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of First Cova Life Insurance Company as of December 31, 2000, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 2000, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

Our 2000 audit was conducted for the purpose of forming an opinion on the basic 2000 statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory-basis financial data as of and for the year ended December 31, 2000, is presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and is not a required part of the basic 2000 statutory-basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subjected to the auditing procedures applied in our audit of the basic 2000 statutory-basis financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic 2000 statutory-basis financial statements taken as a whole.


/S/ Deloitte & Touche LLP

Chicago, Illinois
March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     First Cova Life Insurance Company:


     We have audited the accompanying statutory statement of admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company (the Company) as of December 31, 1999, and the related statutory statements of operations, capital stock and surplus, and cash flow for each of the years in the two-year period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described more fully in note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in note 2.

     In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of First Cova Life Insurance Company as of December 31, 1999, or the results of its operations or its cash flows for each of the years in the two-year period ended December 31, 1999.

     Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of First Cova Life Insurance Company as of December 31, 1999, and the results of its operations and its cash flow for each of the years in the two-year period ended December 31, 1999, on the basis of accounting described in note 2.


     /s/ KPMG LLP


     Chicago, Illinois
     March 3, 2000

                        FIRST COVA LIFE INSURANCE COMPANY

              Statutory Statements of Admitted Assets, Liabilities,
                          and Capital Stock and Surplus

                           December 31, 2000 and 1999
                        (in thousands, except share data)




                        ADMITTED ASSETS                                            2000          1999
                                                                               -----------   -----------
Assets:
Bonds (fair value of $86,433 and $53,424)                                    $     86,337  $     54,543
Other invested assets                                                              21,229           520
Cash and short-term investments                                                       407         1,169
                                                                               -----------   -----------

             Total cash and investments                                           107,973        56,232
                                                                               -----------   -----------

Investment income due and accrued                                                   1,009           803
Receivable for securities                                                              92            --
Other assets                                                                            2             1
Separate accounts                                                                   3,039         1,853
                                                                               -----------   -----------

             Total admitted assets                                           $    112,115  $     58,889
                                                                               ===========   ===========


                   LIABILITIES AND CAPITAL STOCK AND SURPLUS
LIABILITIES:
Aggregate reserve for life policies and annuity contracts                    $     73,958  $     21,917
Supplementary contracts without life contingencies                                    281           331
Transfers to separate accounts due or accrued                                        (104)          (54)
Interest maintenance reserve                                                        3,637         3,516
Asset valuation reserve                                                               532           472
Other liabilities and accrued expenses                                              2,967           269
Taxes, licenses, and fees due or accrued
    excluding federal income taxes                                                      7           225
Federal income taxes                                                                1,103         1,103
Payable to parent, subsidiaries, and affiliates                                       177            19
Separate accounts                                                                   3,037         1,853
                                                                               -----------   -----------

             Total liabilities                                                     85,595        29,651
                                                                               -----------   -----------

CAPITAL STOCK AND SURPLUS:
Common capital stock, $10 par value.  Authorized,
    issued, and outstanding 200,000 shares                                          2,000         2,000
Gross paid-in and contributed surplus                                              11,501        11,501
Unassigned surplus                                                                 13,019        15,737
                                                                               -----------   -----------

             Total capital stock and surplus                                       26,520        29,238
                                                                               -----------   -----------

             Total liabilities and capital stock and surplus                 $    112,115  $     58,889
                                                                               ===========   ===========


See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                       Statutory Statements of Operations

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)




                                                                               2000          1999          1998
                                                                            ------------  ------------  ------------

INCOME:
    Premium and annuity considerations                                    $          -- $          -- $    (128,883)
    Deposit-type funds                                                           56,666           977           948
    Considerations for supplementary contracts
      without life contingencies                                                      9           106           219
    Net investment income                                                         4,724         4,169        13,813
    Amortization of interest maintenance reserve                                   (182)         (228)         (347)
    Income from fees associated with administration and
      contract guarantees from separate accounts                                     31            21             9
                                                                            ------------  ------------  ------------

             Total income (loss)                                                 61,248         5,045      (114,241)
                                                                            ------------  ------------  ------------

BENEFITS AND EXPENSES:
    Increase (decrease) in aggregate reserves
      for life policies and annuity contracts                                    52,038        (8,448)     (134,624)
    Provision for policy benefits                                                 6,774        10,088        15,889
    Commissions on premiums, annuity
      considerations and deposit-type funds                                       2,824            38            44
    General insurance expenses                                                      820           727           679
    Insurance taxes, licenses, and fees,
      excluding federal income taxes                                                 75            --          (170)
    Commissions and expense allowances on
      reinsurance assumed                                                            --            --           405
    Net transfers to separate accounts                                            1,249           665           435
                                                                            ------------  ------------  ------------

             Total benefits and expenses                                         63,780         3,070      (117,342)
                                                                            ------------  ------------  ------------

(Loss) income from operations before federal income taxes                        (2,532)        1,975         3,101

Federal income tax expense (benefit)                                                 33          (371)          837
                                                                            ------------  ------------  ------------

             Net (loss) income                                            $      (2,565)$       2,346 $       2,264
                                                                            ============  ============  ============


See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                Statutory Statements of Capital Stock and Surplus

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)





                                                                        2000        1999       1998
                                                                      ---------   ---------  ----------

CAPITAL STOCK                                                       $    2,000  $    2,000 $     2,000
                                                                      ---------   ---------  ----------

GROSS PAID-IN AND CONTRIBUTED SURPLUS                                   11,501      11,501      11,501
                                                                      ---------   ---------  ----------

UNASSIGNED SURPLUS:
    Balance at beginning of year                                        15,737      13,340      10,863
    Net (loss) income                                                   (2,565)      2,346       2,264
    Change in non-admitted assets                                          (91)         --          --
    Change in reserve on account of change in valuation basis               (2)         --        (781)
    Change in asset valuation reserve                                      (60)         51       1,005
    Other changes in surplus in separate accounts statement                 --          --         (11)
                                                                      ---------   ---------  ----------

    Balance at end of year                                              13,019      15,737      13,340
                                                                      ---------   ---------  ----------

             Total capital stock and surplus                        $   26,520  $   29,238 $    26,841
                                                                      =========   =========  ==========


See accompanying notes to statutory financial statements.




                        FIRST COVA LIFE INSURANCE COMPANY

                        Statutory Statements of Cash Flow

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)


                                                                                            2000          1999          1998
                                                                                         ------------  ------------  ------------

CASH FROM OPERATIONS:
    Premium, annuity considerations, and deposit-type funds                            $      56,666 $         977 $    (127,935)
    Considerations for supplementary contracts without
      life contingencies                                                                           9           106           219
    Net investment income                                                                      4,591         4,236        15,912
    Fees associated with administration and contract guarantees from
      separate accounts                                                                           31            21             9
                                                                                         ------------  ------------  ------------

                                                                                              61,297         5,340      (111,795)
                                                                                         ------------  ------------  ------------

    Death benefits, surrender benefits and other benefits paid                                 6,825        10,045        16,449
    Commissions, other expenses, and taxes paid,
      excluding federal income tax                                                             3,907           726         1,262
    Net transfers to separate accounts                                                         1,299           688           456
    Federal income taxes, excluding tax on capital gains                                          32           (81)         (622)
                                                                                         ------------  ------------  ------------

                                                                                              12,063        11,378        17,545
                                                                                         ------------  ------------  ------------

             Net cash from (used for) operations                                              49,234        (6,038)     (129,340)
                                                                                         ------------  ------------  ------------

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured, or repaid:
      Bonds                                                                                    8,272        21,380       118,066
      Mortgage loans                                                                              --            --        11,057
      Other invested assets                                                                      504            --            --
                                                                                         ------------  ------------  ------------

        Total investment proceeds                                                              8,776        21,380       129,123
                                                                                         ------------  ------------  ------------

    Federal taxes on capital losses (gains)                                                       32           (54)         (721)
                                                                                         ------------  ------------  ------------

    Cost of investments acquired:
      Bonds                                                                                   40,216        17,492        14,981
      Mortgage loans                                                                              --            --         1,500
      Other invested assets                                                                   21,229           520            --
                                                                                         ------------  ------------  ------------

        Total investments acquired                                                            61,445        18,012        16,481
                                                                                         ------------  ------------  ------------

    Net decrease in policy loans                                                                  --            --       (20,544)
                                                                                         ------------  ------------  ------------

             Net cash (used for) from investments                                            (52,637)        3,314       132,465
                                                                                         ------------  ------------  ------------

CASH FROM (USED FOR) FINANCING AND MISCELLANEOUS SOURCES:

    Cash provided - other                                                                      2,830             8           761
    Cash applied - other                                                                        (189)       (2,009)       (1,018)
                                                                                         ------------  ------------  ------------

             Net cash from (used for) financing and miscellaneous sources                      2,641        (2,001)         (257)
                                                                                         ------------  ------------  ------------

Net change in cash and short-term investments                                                   (762)       (4,725)        2,868

Cash and short-term investments at beginning of year                                           1,169         5,894         3,026
                                                                                         ------------  ------------  ------------

CASH AND SHORT-TERM INVESTMENTS AT END OF YEAR                                         $         407 $       1,169 $       5,894
                                                                                         ============  ============  ============

See accompanying notes to statutory financial statements.

                        FIRST COVA LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2000, 1999, and 1998






  (1)   COMPANY OWNERSHIP AND NATURE OF BUSINESS

        COMPANY OWNERSHIP

        First Cova Life Insurance Company (the Company) is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC), a Missouri domiciled life insurance company. CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation.

        On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

        NATURE OF BUSINESS

        The Company is licensed to do business in the state of New York. The Company markets and services single premium deferred annuities and variable annuities. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

        Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain federal income tax penalties on withdrawals.

        Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

        Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 96% of the Company's sales were through The Dime Agency in 2000. Approximately 65% and 54% of the Company's sales were through Edward Jones and Company in 1999 and 1998, respectively.

  (2)   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

        STATUTORY ACCOUNTING PRINCIPLES

        The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. All material transactions recorded by the Company during 2000, 1999 and 1998 are in conformity with prescribed practices.

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The State of New York will require adoption of the Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of the Codification would increase statutory capital and surplus as of January 1, 2001 by $705,664, which relates to accounting for income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 10, Deferred Income Taxes. It should be noted, however, that the State of New York has chosen to exclude SSAP 10 in its adoption of the Codification. Therefore, the Company estimates that the adoption of the Codification, as modified by the State of New York, will not have a material impact on statutory capital and surplus as of January 1, 2001.

        Accounting principles generally accepted in the United States of America
        (GAAP) differ in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the non-recognition of financial reinsurance for GAAP reporting, the establishment of an Asset Valuation Reserve
        (AVR) as a liability based on the credit quality of the Company's investment securities on a statutory basis, and the establishment of an Interest Maintenance Reserve (IMR) on a statutory basis as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold.

        Premium receipts and benefits on annuity contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on annuity contracts include contract charges and fees for contract administration and surrenders. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities.

        Another difference arises from federal income taxes being charged to operations based on income that is currently taxable. Deferred income taxes are not provided for the tax effect of temporary differences between book and tax basis of assets and liabilities on a statutory basis.

        Purchase accounting creates another difference, as it requires the restatement of GAAP assets and liabilities to their estimated fair values. Statutory accounting does not recognize the purchase method of accounting.

        The following schedules set forth the adjustments to statutory net income and capital stock and surplus necessary to present them in accordance with GAAP:

                                                                                     2000          1999          1998
                                                                                  ------------  ------------  -----------
                                                                                               (IN THOUSANDS)
        Net (loss) income:
            As reported under statutory accounting practices                   $     (2,565)  $     2,346   $     2,264
            Deferred acquisition costs                                                2,997            61            51
            Change in reserve for policies and contracts                              1,473          (168)       (5,499)
            Interest maintenance reserve                                                122           323         1,609
            Deferred income taxes                                                      (887)         (923)        3,003
            Amortization of intangible assets and liabilities                            57          (338)       (4,370)
            Net investment income                                                       337            --            --
            Loss on securities due to reinsurance recaptured                             --            --        (1,986)
            Premiums recaptured                                                          --            --         2,164
            Other, net                                                                   65           (25)          (17)
                                                                                  ------------  ------------  -----------

                 As reported under GAAP                                        $      1,599   $     1,276   $    (2,781)
                                                                                  ============  ============  ===========

                                                                                     2000          1999          1998
                                                                                  ------------  ------------  -----------
                                                                                               (IN THOUSANDS)
        Capital stock and surplus:
            As reported under statutory accounting practices                   $      26,520  $     29,238  $     26,841
            Deferred acquisition costs                                                 2,997           637           576
            Reserves for policies and contracts                                        1,567           110           301
            Asset valuation reserve                                                      532           472           523
            Interest maintenance reserve                                               3,637         3,516         3,192
            Unrealized appreciation (depreciation) of investments                      2,347        (2,654)          897
            Investment adjustments to book value                                      (2,251)           --            --
            Deferred income taxes                                                      1,102         2,010         2,191
            Value of business acquired                                                   139         1,705           491
            Goodwill                                                                     188         1,886         2,009
            Non-admitted assets                                                           91            --            --
                                                                                  ------------  ------------  -----------

                 As reported under GAAP                                        $      36,869  $     36,920  $     37,021
                                                                                  ============  ============  ===========

        INVESTMENTS

        Asset values are prescribed by the NAIC as follows:


             Bonds not backed by other loans are valued at amortized cost using the interest method.


             Mortgage-backed bonds, included in bonds, are valued at amortized cost. Amortization of the discount or premium from the purchase of these securities is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated.


             Other invested assets consist of investment in a MetLife pooling arrangement that invests in money market funds which is carried at estimated fair value

        Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the specific identification method and are credited or charged to income net of federal and state income taxes and transfers to IMR.

        A realized loss is recognized if the Company's carrying value in a particular investment has experienced a significant decline in fair value that is deemed to be other than temporary.

        SEPARATE ACCOUNTS

        Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns policy maintenance, administration, and mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Any fluctuation in the Company's investment in the separate accounts is recorded as a direct credit or charge to unassigned surplus.

        The Company is required by the NAIC to carry the assets of the separate accounts at the market value of the underlying contracts and the liabilities to be carried at their fair value calculated under the Commissioner's Annuity Reserve Valuation Method (CARVM). The difference between the market values of the contracts and the liabilities calculated under CARVM is recorded as a negative liability in transfers to separate accounts due or accrued. The Company is also required to recognize the surplus generated from the CARVM adjustment to separate account liabilities as a component of unassigned surplus rather than in a special designated surplus account.

        NON-ADMITTED ASSETS

        Assets must be included in the statements of assets and liabilities at admitted asset value, and non-admitted assets, principally agents' balances greater than 90 days past due, must be excluded through a charge against unassigned surplus.

        LIFE AND ANNUITY RESERVES

        Liabilities for policy reserves on annuity contracts are calculated based on CARVM with appropriate statutory interest and mortality assumptions. Liabilities for life policy reserves and interest sensitive life insurance contracts are based on the 1958 and 1980 Commissioner's Standard Ordinary (CSO) table with appropriate statutory interest and mortality assumptions. Reserve interest rates ranged from 5.25% to 8.25% for annuity products and from 3.5% to 5.5% for life products.

        Of the total net annuity reserves at December 31, 2000, approximately 85% were subject to discretionary withdrawal - with adjustment; approximately 7% were subject to discretionary withdrawal - without adjustment; and approximately 8% were not subject to discretionary withdrawal provisions.

        ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

        Life insurance companies are required to establish an AVR and an IMR. The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets. The IMR is designed to defer net realized capital gains and losses, presumably resulting from changes in the level of interest rates in the market, and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion not yet taken into income.

        INCOME TAXES

        Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made or liability established for the tax effect of timing differences between financial reporting and taxable income.

        REVENUE AND EXPENSE RECOGNITION

        Premiums, annuity considerations and deposit-type funds are credited to revenue when collected. Expenses, including acquisition costs related to acquiring new business, are charged to operations as incurred.

        USE OF ESTIMATES

        The preparation of statutory financial statements requires management to make estimates and assumptions that affect the amounts reported in the statutory financial statements. Actual results could differ significantly from those estimates.

        RECLASSIFICATIONS

        Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

 (3)    INVESTMENTS

        The statement value, which is principally amortized cost, gross unrealized gains and losses, and estimated fair value of bonds at December 31, 2000 and 1999 is as follows:

                                                                                  2000
                                                    ------------------------------------------------------------------
                                                                         GROSS            GROSS           ESTIMATED
                                                      STATEMENT        UNREALIZED       UNREALIZED          FAIR
                                                        VALUE            GAINS            LOSSES            VALUE
                                                    --------------   ---------------  ---------------   --------------
                                                                             (IN THOUSANDS)

        Bonds:
            United States government treasuries   $         845   $         38      $        --      $          883
             Mortgage-backed, collateralized
                 mortgage obligations, and other
                 asset backed securities                 49,044            365               --              49,409
            Public utilities                              3,812              9              (15)              3,806
             Industrial and miscellaneous                32,636            166             (467)             32,335
                                                    --------------   ---------------  ---------------   --------------

                 Total bonds                      $      86,337   $        578      $      (482)     $       86,433
                                                    ==============   ===============  ===============   ==============



                                                                                  1999
                                                    ------------------------------------------------------------------
                                                                         GROSS            GROSS           ESTIMATED
                                                      STATEMENT        UNREALIZED       UNREALIZED          FAIR
                                                        VALUE            GAINS            LOSSES            VALUE
                                                    --------------   ---------------  ---------------   --------------
                                                                             (IN THOUSANDS)

        Bonds:
            United States government treasuries   $       1,446   $         --      $        (41)    $        1,405
            Public utilities                              3,814             --              (121)             3,693
            Industrial and miscellaneous                 49,283             31              (988)            48,326
                                                    --------------   ---------------  ---------------   --------------

                 Total bonds                      $      54,543   $         31      $     (1,150)    $       53,424
                                                    ==============   ===============  ===============   ==============


        The statement value and estimated fair value of bonds at December 31, 2000, by contractual maturity, are shown in the following table. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they may require monthly principal installments and mortgagees may prepay principal.


                                                                                               ESTIMATED
                                                                              STATEMENT           FAIR
                                                                                VALUE            VALUE
                                                                            ---------------  ---------------
                                                                                    (IN THOUSANDS)

        Due in one year or less                                           $         703    $         701
        Due after one year through five years                                    24,733           24,538
        Due after five years through ten years                                    8,918            8,902
        Due after ten years                                                       2,939            2,883
                                                                            ---------------  ---------------
                                                                                 37,293           37,024
        Mortgage-backed, collateralized mortgage obligations, and
            asset-backed securities                                              49,044           49,409
                                                                            ---------------  ---------------

                 Total                                                    $      86,337    $      86,433
                                                                            ===============  ===============

        At December 31, 2000, approximately 71.9% of the Company's bonds are of highest quality, 24.9% are of high quality, and 3.2% are of medium quality based on NAIC rating methodology. No provision was made for possible decline in the fair value of individual bonds, other than the establishment of AVR, as of December 31, 2000 and 1999.

        The components of net investment income were as follows:

                                                                              2000            1999            1998
                                                                          --------------  --------------  --------------
                                                                                         (IN THOUSANDS)

        Income:
            Bonds                                                       $      4,179    $      4,061    $     11,211
            Mortgage loans                                                        --              --             855
            Short-term investments                                               179             144             242
            Policy loans                                                          --              --           1,588
            Other invested assets                                                425              18               6
                                                                          --------------  --------------  --------------

                  Total investment income                                      4,783           4,223          13,902
        Investment expenses                                                      (59)            (54)            (89)
                                                                          --------------  --------------  --------------

                     Net investment income                              $      4,724    $      4,169    $     13,813
                                                                          ==============  ==============  ==============


        Net realized capital (losses) gains are as follows:
                                                                              2000            1999            1998
                                                                          --------------  --------------  --------------
                                                                                         (IN THOUSANDS)

        Bonds                                                           $        (78)   $        170    $      1,594
        Mortgages                                                                 --              --             661
        Other invested assets                                                    (15)             --              --
                                                                          --------------  --------------  --------------

             Net pretax realized (losses) gains on investments                   (93)            170           2,255

        Income tax benefit (expense)                                              33             (75)           (992)
        Amounts transferred to IMR                                                60             (95)         (1,263)
                                                                          --------------  --------------  --------------

                Net realized capital (losses) gains on investments      $         --    $         --    $         --
                                                                          ==============  ==============  ==============

        Proceeds from sales of bonds were $5,325,973, $5,969,260 and $106,536,586 in 2000, 1999 and 1998, respectively. Gross gains of $0,
        $224,080 and $2,641,028 and gross losses of $78,000, $56,712 and
        $1,046,860 were realized on sales of bonds during 2000, 1999 and 1998, respectively.

        Bonds with a carrying value of approximately $880,335 and $866,583 at December 31, 2000 and 1999, respectively, were deposited with governmental authorities as required by law.




(4)     FAIR VALUE OF FINANCIAL INSTRUMENTS

        In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets and liabilities are not considered financial instruments and are not carried at fair value.

                                                         2000                                   1999
                                           ----------------------------------     ---------------------------------

                                              STATEMENT           FAIR              STATEMENT           FAIR
                                                VALUE             VALUE               VALUE             VALUE
                                           ----------------  ----------------     ---------------  ----------------
                                                    (IN THOUSANDS)                         (IN THOUSANDS)

        ASSETS:
            Bonds                        $       86,337    $        86,433     $        54,543   $       53,424
             Cash and short-term
                investments                         407                407               1,169            1,169
             Other invested assets               21,229             21,229                 520              520
             Separate accounts                    3,039              3,039               1,853            1,853

        LIABILITIES:
             Annuity contracts                   74,239             72,578              22,248           21,366
             Separate accounts                    3,037              3,037               1,853            1,853


        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              CASH AND CASH EQUIVALENTS, SHORT-TERM INVESTMENTS AND ACCRUED INVESTMENT INCOME

              The statement value amounts reported in the statutory statement of admitted assets, liabilities, and capital stock and surplus for these instruments approximate their fair values due to their short-term nature.

              BONDS

              Fair value of bonds are based on quoted market prices, where applicable. For bonds not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

              OTHER INVESTED ASSETS

              Other invested assets consist of investment in a MetLife pooling arrangement that invests in money market funds. Statement value approximates fair value.

              ANNUITY CONTRACTS

              The Company's policy contracts require that beneficiaries commence receipt of payments by the later of age 85 or 10 years after purchase, and may permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities under investment type contracts are estimated as the account value less surrender charges. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

  (5)   FEDERAL INCOME TAXES

        For 2000, the Company will file a consolidated federal income tax return with CFSLIC and Cova Financial Life Insurance Company. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Intercompany tax balances are to be settled no later than 30 days after related returns are filed.

        In 2000, the Company recorded a tax expense of $32,510 on operations and a tax benefit of $32,510 on capital gains, or a total tax expense of $0. In 1999, the Company recorded a tax benefit of $370,726 on operations, and a tax expense of $54,318 on capital gains, or a total tax benefit of $316,408. In 1998, the Company recorded a tax expense of $836,326 on operations and a tax expense of $721,453 on capital gains, or a total tax expense of $1,557,779.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with Xerox Financial Services, Inc. (XFSI) (previous parent of the Company) which has the effect that the Company is not at risk for any income taxes or entitled to recoveries related to those periods.

        The actual federal income tax (benefit) expense differed from that expected by applying the federal statutory rate to the (loss) income from operations before federal income taxes as follows:

                                                       2000                      1999                      1998
                                             -------------------------  -----------------------  -------------------------
                                                                            (IN THOUSANDS)
        Computed expected tax (benefit)
            expense                        $     (886)      (35.0)%   $       692        35.0% $     1,085          35.0%
        Tax basis reserve adjustment              513        20.2              44         2.2           41           1.3
        IMR amortization                           64         2.5              80         4.0          121           3.9
        Proxy tax on insurance
            acquisition costs                     266        10.5              --         --             3           0.1
        Adjustment for prior years                 (8)       (0.3)           (821)      (41.6)          48           1.5
        Intangible amortization                  (376)      (14.9)           (376)      (19.0)        (376)        (12.1)
        Loss carryforward                         463        18.3              --         --            --            --
        Capital losses (gains)                    (33)       (1.3)             55         2.7          721          23.3
        Other                                      (3)        0.0              10         0.6          (85)         (2.7)
                                             ---------   -------------   ---------  -----------  -----------   -----------

            Total tax (benefit) expense    $       --         --%     $      (316)     (16.1)% $     1,558          50.3%
                                             =========   =============   =========  ===========  ===========   ===========


        The Budget Reconciliation Act of 1990 requires life insurers to capitalize and amortize a "proxy" amount of policy acquisition costs beginning in 1990. This proxy amount is based on a percentage of the life insurance company's premium income and not on actual policy acquisition costs.

        The Company has $1,228,626 of net operating loss carryforwards which expire in 2020 and $92,886 of capital loss carryforwards which expire in 2005.

(6)     TRANSACTIONS WITH AFFILIATES

        The Company has entered into management, operations, and service agreements with various affiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Cova Life Administrative Service Company, which provides underwriting, policy issuance, claims, and other policy administration functions; and Conning Asset Management Company and MetLife, which provide investment management services. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's parent, GALIC. The affiliates are reimbursed for the cost of their services and are paid a service fee. Expenses and fees paid to affiliated companies during 2000, 1999, and 1998 were $566,335, $361,042, and $386,821, respectively.

(7)     DIVIDEND RESTRICTIONS AND RISK-BASED CAPITAL

        The amount of dividends which can be paid by State of New York insurance companies to shareholders is subject to prior approval of the Insurance Commissioner. There have been no other restrictions placed on the unassigned surplus funds.

        The NAIC has developed certain risk-based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 2000, the Company's total adjusted capital and authorized control level - RBC were $27,051,662 and $1,011,750, respectively. At this level of adjusted capital, no action is required.

(8)     REINSURANCE

        In 1991, the Company entered into a reinsurance agreement with Nationwide Life Insurance Company (Nationwide) to cede 100% of the Company's traditional life insurance policies. The Company ceded reserves of $1,696,383 and $1,687,957 to Nationwide at December 31, 2000 and 1999, respectively. Reinsurance does not discharge the Company from its primary liability to policyholders.

        In 1993, the Company entered into a reinsurance treaty with its parent, CFSLIC. The underlying block of business assumed was single premium whole life policies. On December 31, 1998, the reinsurance contract was terminated and CFSLIC recaptured all of the single premium whole life policies previously assumed by the Company.

        The effects of reinsurance on premiums for the years ended December 31, 2000, 1999 and 1998 are as follows:

                                   2000            1999             1998
                               --------------  --------------   ---------------
        PREMIUMS                               (IN THOUSANDS)
        Direct              $          36    $          30   $           31
        Ceded                         (36)             (30)             (31)
            Assumed                    --               --         (128,883)
                               --------------  --------------   ---------------

            Net premiums    $          --    $          --   $     (128,883)
                               ==============  ==============   ===============



(9)     GUARANTY FUND ASSESSMENTS

        The Company participates, along with all life insurance companies licensed in New York, in an association formed to guarantee benefits to policyholders of insolvent life insurance companies. Under the state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 2000 but for which assessments have not yet been determined.

        The Company has not established an estimated liability for unassessed guarantee fund claims incurred prior to December 31, 2000 as management believes that such assessments are not material to the financial statements.

(10)    COMMITMENTS AND CONTINGENCIES

        In the ordinary course of business the Company is involved in various legal actions for which it establishes reserves where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the statutory statements of admitted assets, liabilities, and capital stock and surplus or operations. Under an indemnification agreement with Xerox Corporation, the Company is not liable for any litigation expenses arising from events occurring prior to the sale of the Company on June 1, 1995.

(11)    SUBSEQUENT EVENT

        Effective February 12, 2001, First Cova Life Insurance Company changed its name to First MetLife Investors Insurance Company. The name change was approved by the New York State Insurance Department.

                                                                     SCHEDULE 1
                        FIRST COVA LIFE INSURANCE COMPANY

               Schedule of Selected Statutory-Basis Financial Data

                          Year ended December 31, 2000
                                 (in thousands)





Investment income earned:
    Government bonds                                                               $            45
    Other bonds (unaffiliated)                                                               4,134
    Bonds of affiliates                                                                         --
    Preferred stocks (unaffiliated)                                                             --
    Preferred stocks of affiliates                                                              --
    Common stocks (unaffiliated)                                                                --
    Common stocks of affiliates                                                                 --
    Mortgage loans                                                                              --
    Real estate                                                                                 --
    Premium notes, policy loans, and liens                                                      --
    Collateral loans                                                                            --
    Cash on hand and on deposit                                                                 --
    Short-term investments                                                                     179
    Other invested assets                                                                      429
    Derivative instruments                                                                      --
    Aggregate write-in for investment income                                                    (4)
                                                                                     --------------

             Gross investment income                                               $         4,783
                                                                                     ==============

Real estate owned - book value less encumbrances                                                --

Mortgage loans - book value:
    Farm mortgages                                                                 $            --
    Residential mortgages                                                                       --
    Commercial mortgages                                                                        --
                                                                                     --------------

             Total mortgage loans                                                  $            --
                                                                                     ==============

Mortgage loans by standing - book value:
    Good standing                                                                               --
    Good standing with restructured terms                                                       --
    Interest overdue                                                                            --
    Foreclosure in process                                                                      --

Other invested assets - statement value                                            $        21,229

Collateral loans                                                                                --

Bonds and stocks of parents, subsidiaries, and affiliates - book value:
    Bonds                                                                                       --
    Preferred stocks                                                                            --
    Common stocks                                                                               --

                                                              SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

               Schedule of Selected Statutory-Basis Financial Data

                          Year ended December 31, 2000
                                 (in thousands)




Bonds and short-term investments by class and maturity:
    Bonds by maturity - statement value:
      Due within 1 year or less                                                     $         3,339
      Over 1 year through 5 years                                                            41,424
      Over 5 years through 10 years                                                          23,126
      Over 10 years through 20 years                                                         16,554
      Over 20 years                                                                           1,894
                                                                                      --------------

             Total by maturity                                                      $        86,337
                                                                                      ==============

    Bonds by class - statement value:
      Class 1                                                                       $        62,057
      Class 2                                                                                21,508
      Class 3                                                                                 2,772
      Class 4                                                                                    --
      Class 5                                                                                    --
      Class 6                                                                                    --
                                                                                      --------------

             Total by class                                                         $        86,337
                                                                                      ==============

Total bonds publicly traded                                                         $        83,366

Total bonds privately placed                                                                  2,971

Preferred stocks - statement value                                                               --

Common stocks - market value                                                                     --

Short-term investments - book value                                                              --

Financial options owned - statement value                                                        --

Financial options written and in force - statement value                                         --

Financial futures contracts open - current price                                                 --

Cash on deposit                                                                                 407

Life insurance in force:
    Industrial                                                                                   --
    Ordinary                                                                                  2,464
    Credit life                                                                                  --
    Group life                                                                                   --

Amount of accidental death insurance in
    force under ordinary policies                                                                --


                                                               SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

               Schedule of Selected Statutory-Basis Financial Data

                          Year ended December 31, 2000
                                 (in thousands)




Life insurance policies with disability provisions in force:
    Industrial                                                                                 $            --
    Ordinary                                                                                                 2
    Credit life                                                                                             --
    Group life                                                                                              --

Supplementary contracts in force:
    Ordinary - not involving life contingencies                                                             --
    Amount on deposit                                                                                       --
    Income payable                                                                                          78

    Ordinary - involving life contingencies                                                                 --
    Income payable                                                                                          --

    Group - not involving life contingencies                                                                --
    Amount on deposit                                                                                       --
    Income payable                                                                                          --

    Group - involving life contingencies                                                                    --
    Income payable                                                                                          --

Annuities:
    Ordinary:
      Immediate - amount of income payable                                                                   --
      Deferred - fully paid account balance                                                             75,307
      Deferred - not fully paid - account balance                                                            --

    Group:
      Immediate - amount of income payable                                                                  --
      Fully paid account balance                                                                            --
      Not fully paid - account balance                                                                      --

    Accident and health insurance - premiums in force:
      Ordinary                                                                                              --
      Group                                                                                                 --
      Credit                                                                                                --

    Deposit funds and dividend accumulations:
      Deposit funds - account balance                                                                       --
      Dividend accumulations - account balance                                                              --

    Claim payments 2000:
      Group accident and health year ended December 31, 2000:
             2000                                                                                           --
             1999                                                                                           --
             1998                                                                                           --


                                                               SCHEDULE 1, CONT.
                        FIRST COVA LIFE INSURANCE COMPANY

               Schedule of Selected Statutory-Basis Financial Data

                          Year ended December 31, 2000
                                 (in thousands)





    Other accident and health:
             2000                                                                   $             --
             1999                                                                                 --
             1998                                                                                 --

    Other coverages that use developmental methods to
      calculate claims reserves:
             2000                                                                                 --
             1999                                                                                 --
             1998                                                                                 --
                                                                                       ==============









                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

          The following financial statements of the Separate Account are included in Part B hereof:

          1.   Reports of Independent Auditors.

          2.   Statement of Assets and Liabilities of December 31, 2000.

          3.   Statement of Operations for the year ended December 31, 2000.

          4. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.

          5.   Notes to Financial Statements - December 31, 2000 and 1999.

          The following financial statements of the Company are included in Part B hereof:

          1.   Reports of Independent Auditors.

          2. Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2000 and 1999.

          3. Statutory Statements of Operations for the years ended December 31, 2000, 1999, and 1998.

          4. Statutory Statements of Capital Stock and Surplus for the years ended December 31, 2000, 1999, and 1998.

          5. Statutory Statements of Cash Flow for the Years ended December 31, 2000, 1999, and 1998.

          6. Notes to Statutory Financial Statements - December 31, 2000, 1999, and 1998.


    b.     Exhibits
           ---------------------------------------------------------------

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

          2.   Not Applicable.

          3.   Form of Principal Underwriter's Agreement.

          4. Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*

           (i)  Rebalancing Transfers Endorsement.**
           (ii) Automatic Withdrawals Endorsement.*
           (iii)Dollar Cost Averaging Endorsement.**
           (iv) Endorsement (Death Benefit)*
           (v)  Withdrawal Charge Endorsement***
           (vi) Form of Endorsement (Name Change)

          5.   Application for Variable Annuity.**

          6.(i) Copy of Articles of Incorporation of the Company.*

           (ii) Copy of the Bylaws of the Company.*

          7.   Not Applicable.

          8. (i) Form of Fund Participation Agreement between First MetLife Investors Insurance Company and Met Investors Series Trust (to be filed by amendment)

          (ii) Form of Fund Participation Agreement between First MetLife Investors Insurance Company and New England Zenith Fund (to be filed by amendment)

          (iii)Form of Fund Participation Agreement between First Cova Life Insurance Company and Massachusetts Financial Services Company

          (iv) Form of Fund Participation  Agreement among Oppenheimer  Variable
               Account  Funds,  OppenheimerFunds,   Inc.  and  First  Cova  Life
               Insurance Company

          (v) Form of Fund Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and First Cova Life Insurance Company

          (vi) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., First Cova Life Insurance Company and Cova Life Sales Company

          (vii)Form of Fund Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and First Cova Life Insurance Company


          9.   Opinion and Consent of Counsel.

          10.  Consents of Independent Auditors.

          11.  Not Applicable.

          12.  Not Applicable.

          13.  Calculation of Performance Information.

          14.  Company Organizational Chart.***



          *    incorporated   by   reference  to   Registrant's   Post-Effective
               Amendment   No.  4  (File  Nos.   33-74174   and   811-8306)   as
               electronically filed on December 30, 1999.

          ** incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 33-74174) as electronically filed on May 14, 1996.

          ***  incorporated   by  referenced  to   Registrant's   Post-Effective
               Amendment No. 5 to Form N-4 (File No. 33-74174) as electronically filed on May 1, 2000.


ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor

James A. Shepherdson III          Chairman of the Board and Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Gregory P. Brakovich              Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Norse N. Blazzard                 Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308

Connie A. Doern                   Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Francis A. Goodhue III            Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Richard A. Hemmings               Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603

Amy W. Hester                     Vice President, Controller & Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Lisa O. Kirchner                  Vice President
4700 Westown parkway, #200
West Des Moines, IA 50266

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Thomas A. Price                   Director
Bank of New York
1 Wall Street
New York, NY 10286

Br. Thomas J. Scanlan, F.S.C.     Director
Manhattan College
Riverdale, NY 10471

Bernard J. Spaulding              Senior Vice President, General Counsel,
One Tower Lane, Suite 3000        Secretary and Director
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 5 (File No. 33-74174) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 8, 2001, there were 58 Non-Qualified Contract Owners and 8 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article II, Section 13) provide that:

Each person who is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as of right to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost or expense including attorneys' fees) asserted or threatened against or incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the Corporation or if serving at the request of the Corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise. The indemnification provided by this By-Law provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other By-Law or under any agreement, resolution of shareholders or directors or otherwise, which forms of indemnification are hereby expressly authorized, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons. Notwithstanding the foregoing, a director shall not be entitled to indemnification for liability to the Corporation or any of its shareholders under the By-Laws or under any agreement or resolution of shareholders or directors, if such liability is of the type described in subsections (i) or (ii) of Section 10 of the Corporation's Certificate of Incorporation and Charter.

The  Corporation  shall have the power, in furtherance of the provisions of this
Section 13, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the payees, the amounts, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation. If any action with respect to indemnification of directors and officers of the Corporation shall be taken by resolution of directors, or by agreement or otherwise, a notice shall be filed with the Superintended of Insurance of the State of New York not less than thirty days thereafter specifying the action taken.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

     Met Investors Series Trust
     MetLife Investors USA Separate Account A
     MetLife Investors  Variable Annuity Account One
     MetLife Investors  Variable Annuity Account Five
     MetLife Investors  Variable Life Account One
     MetLife Investors Variable Life Account Five

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 610 Newport Center Drive, Suite 1400, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

Richard C. Pearson                      Director, Chairman, and President
Jane F. Eagle                           Director, Senior Vice President,
                                          Treasurer, and Chief Financial Officer
Brian J. Finneran                       Senior Vice President
James C. Turner                         Vice President and Assistant Secretary
Cheryl J. Finney                        Vice President and Assistant Secretary
Gary A. Virnick                         Vice President and Supervisor of
                                          Compliance
     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 3rd day of April, 2001.

                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                      (Registrant)


                            By: FIRST METLIFE INVESTORS INSURANCE COMPANY


                            By: /s/BERNARD J. SPAULDING
                                ------------------------------------



                            FIRST METLIFE INVESTORS INSURANCE COMPANY
                                 Depositor

                            By: /s/BERNARD J. SPAULDING
                                  ------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/James A. Shepherdson III*                               4-3-01
-------------------------    Chairman of the Board and     ------
James A. Shepherdson III     Director                       Date


/s/Gregory P. Brakovich*     Director                      4-3-01
----------------------                                     -------
Gregory P. Brakovich                                        Date


/s/Amy W. Hester*            Vice President, Controller    4-3-01
----------------------       and Director                  -------
Amy W. Hester                                               Date

/s/J. Robert Hopson*         Director
----------------------       (Principal Executive          4-3-01
                              Officer)                     -------
J. Robert Hopson                                            Date


/s/ Matthew P. McCauley*     Director                      4-3-01
------------------------                                   -------
Matthew P. McCauley                                         Date

/s/ Norse N. Blazzard*                                     4-3-01
------------------------      Director                     -------
Norse N. Blazzard                                           Date


/s/Francis A. Goodhue III*                                 4-3-01
------------------------      Director                     -------
Francis A. Goodhue III                                      Date


/s/Richard A. Hemmings*                                  4-3-01
----------------------        Director                   -------
Richard A. Hemmings                                       Date


/s/Thomas A. Price*                                       4-3-01
----------------------        Director                    -------
Thomas A. Price                                            Date


/s/Thomas J. Scanlan, FSC*                                4-3-01
--------------------------    Director                    -------
Thomas J. Scanlan, FSC                                     Date

/s/Bernard J. Spaulding                                   4-3-01
----------------------        Director                    -------
Bernard J. Spaulding                                       Date



                                  *By: /s/BERNARD J. SPAULDING
                                       ------------------------------------
                                       Bernard J. Spaulding, Attorney-in-Fact




                                INDEX TO EXHIBITS

EXHIBIT NO.


EX-99.B3       Form of Principal Underwriter's Agreement

EX-99.B4.(vi)  Form of Endorsement (Name Change)


EX-99.B8.(iii) Form of Fund Participation Agreement among First
               Cova Life Insurance Company and Massachusetts Financial Services Company

EX-99.B8.(iv)  Form of Fund Participation Agreement among Oppenheimer
               Variable Account Funds, OppenheimerFunds, Inc. and
               First Cova Life Insurance Company

EX-99.B8.(v)   Form of Fund Participation Agreement among Kemper Variable
               Series, Scudder Kemper Investments, Inc., Kemper Distributors,
               Inc. and First Cova Life Insurance Company

EX-99.B8.(vi)  Form of Fund Participation Agreement by and among AIM Variable
               Insurance Funds, Inc., A I M Distributors, Inc., First Cova Life Insurance Company and Cova Life Sales Company

EX-99.B8.(vii) Form of Fund Participation Agreement among Russell Insurance
               Funds, Russell Fund Distributors, Inc. and First Cova Life Insurance Company

EX-99.B9       Opinion and Consent of Counsel

EX-99.B10      Consents of Independent Auditors

EX-99.B13      Calculation of Performance Information